Filed with the Securities and Exchange Commission on June 29, 2001

                                                              File No. 33-48940
                                                              -----------------
                                                              File No. 811-6722
                                                              -----------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
     Pre-Effective Amendment No.        __________
     Post-Effective Amendment No. 18
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
     Amendment No.  18
                        (Check appropriate box or boxes.)

                               The HomeState Group
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                1703 Oregon Pike, Suite 101, Lancaster, PA 17605
     ----------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (717) 396-7864
 ------------------------------------------------------------------------------
                                  Scott L. Rehr
                   1703 Oregon Pike, Suite 101, Lancaster, PA
           -----------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_   immediately upon filing pursuant to paragraph (b)
[X] on July 1, 2001 pursuant to paragraph (b)
_   60 days after filing pursuant to paragraph (a)(1)
_   on ___________________ pursuant to paragraph (a)(1)
_   75 days after filing pursuant to paragraph (a)(2)
_   on ___________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

An indefinite amount of securities is being registered under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 481(a)

                               The HomeState Group
                             The Emerald Growth Fund
                   The Emerald Select Banking and Finance Fund
                       The Emerald Select Technology Fund
                           Items Required by Form N-1A

                         PART A -- INFORMATION REQUIRED
                                  IN PROSPECTUS

                             The Emerald Growth Fund


Form N-1A                                         Location in
Item Number     Description                       Prospectus
------------   ------------------------------    ------------
   1.          Front and Back Cover Pages        Front and Back Cover Pages

   2.          Risk/Return Summary:              FUND FACTS --
               Investments, Risks,               The Emerald Growth Fund --
               and Performance                   Investment Objective,
                                                 Investment Strategy, Primary
                                                 Risk Considerations and
                                                 Risk and Return Bar Chart
                                                 and Table

   3.          Risk/Return                       FUND FACTS --The
               Summary: Fee Table                Emerald Growth Fund -
                                                 Transaction Expenses

   4.          Investment Objectives,            FUND FACTS --
               Investment Strategies, and        The Emerald
               Related Risks                     Growth Fund -
                                                 Investment Objective and
                                                 Primary Risk Considerations;
                                                 ADDITIONAL INVESTMENT
                                                 INFORMATION

   5.          Management's Discussion           Provided in Management's
               of Fund Performance               Annual Report to Shareholders

   6.          Management, Organization          GENERAL INFORMATION
               and Capital Structure

   7.          Shareholder Information           SHAREHOLDER
                                                       SERVICE INFORMATION
   8.          Distribution Arrangements         SHAREHOLDER
                                                       SERVICE INFORMATION--
                                                       Sales Charges and Reduced
                                                       Sales Charge; GENERAL
                                                        INFORMATION --
                                                       Distributor

   9.          Financial Highlights              APPENDIX --  Additional Fund
               Information                       Information Emerald Growth Fund
                                                  -- Financial Highlights

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 481(a)
                               The HomeState Group
                             The Emerald Growth Fund
                   The Emerald Select Banking and Finance Fund
                       The Emerald Select Technology Fund
                           Items Required by Form N-1A

                         PART A -- INFORMATION REQUIRED
                                  IN PROSPECTUS

                   The Emerald Select Banking and Finance Fund


Form N-1A                                        Location in
Item Number    Description                       Prospectus
------------   -------------------------         -----------------------
  1.           Front and Back                    Front and Back Cover Pages
               Cover Pages

  2.           Risk/Return Summary:              FUND FACTS --
               Investments, Risks,               The Emerald Select
               and Performance                   Banking and Finance Fund
                                                 -- Investment Objective,
                                                 Investment Strategy,
                                                 Primary Risk Considerations
                                                 and Risk and Return Bar Chart
                                                 and Table

   3.          Risk/Return Summary:              FUND FACTS --
               Fee Table                         The Emerald Select
                                                 Banking and Finance Fund
                                                 -- Transaction Expenses

   4.          Investment Objectives,            FUND FACTS --
               Principal  Investment             The Emerald Select Banking
               Strategies, and                   and Finance Fund - Investment
               Related Risks                     Objective and Primary Risk
                                                 Considerations; ADDITIONAL
                                                 INVESTMENT INFORMATION

   5.          Management's Discussion           Provided in Management's
               of  Fund Performance              Annual Report to Shareholders

   6.          Management, Organization          GENERAL INFORMATION
               and Capital Structure

   7.          Shareholder Information           SHAREHOLDER
                                                 SERVICE INFORMATION

   8.          Distribution Arrangements         SHAREHOLDER
                                                 SERVICE INFORMATION--
                                                 Sales Charges and Reduced
                                                 Sales Charge; GENERAL
                                                 INFORMATION --
                                                 Distributor

  9.           Financial Highlights              APPENDIX -- Additional Fund
               Information                       Information Banking and
                                                      Finance Fund -- Financial
                                                      Highlights

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 481(a)

                               The HomeState Group
                             The Emerald Growth Fund
                   The Emerald Select Banking and Finance Fund
                       The Emerald Select Technology Fund

                           Items Required by Form N-1A

                         PART A -- INFORMATION REQUIRED
                                  IN PROSPECTUS

                       The Emerald Select Technology Fund

Form N-1A                                        Location in
Item Number    Description                       Prospectus
----------     --------------                    ------------------
  1.           Front and Back                    Front and Back Cover Pages
               Cover Pages

  2.           Risk/Return                       FUND FACTS --
               Summary:                          The Emerald Select Technology
               Investments, Risks,               Fund -- Investment Objective,
               and Performance                   Investment Strategy,
                                                 Primary Risk Considerations and
                                                 Risk and Return Bar Chart
                                                 and Table

  3.           Risk/Return                       FUND FACTS --
               Summary:                          The Emerald Select Technology
               Fee Table                         Fund -- Transaction Expenses

  4.           Investment                        FUND FACTS --
               Objectives,                       The Emerald Select Technology
               Principal Investment              Fund -- Investment Objective
               Strategies, and                   and Primary Risk
               Related Risks                     Considerations;
                                                 ADDITIONAL INVESTMENT
                                                           INFORMATION

  5.           Management's                      Provided in Management's
               Discussion of                     Annual Report to Shareholders
               Fund Performance

  6.           Management,                       GENERAL INFORMATION
               Organization
               and Capital Structure

  7.           Shareholder                       SHAREHOLDER
               Information                       SERVICE INFORMATION

  8.           Distribution                      SHAREHOLDER
               Arrangements                      SERVICE INFORMATION--
                                                     Sales Charges and Reduced
                                                     Sales Charge; GENERAL
                                                     INFORMATION --
                                                     Distributor

  9.           Financial                         APPENDIX -- Additional Fund
               Highlights                        Information Technology Fund --
               Information                       Financial Highlights

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
WHERE TO FIND INFORMATION CONCERNING                                 PAGE NUMBER

FUND FACTS
           The Emerald Growth Fund                                          - 3-
           The Emerald Select Banking and Finance Fund                      - 6-
           The Emerald Select Technology Fund                               -10-

ADDITIONAL INVESTMENT INFORMATION                                           -14-

SHAREHOLDER SERVICE INFORMATION
           How to Buy Fund Shares                                           -15-
           Retirement Plans                                                 -19-
           How to Redeem Fund Shares                                        -19-
           How to Exchange Fund Shares                                      -20-
           Dividends and Distributions                                      -20-
           Taxes                                                            -21-

GENERAL INFORMATION                                                         -22-

APPENDIX
           Additional Information About Investing in Small-Cap Companies -24-Additional Information About the Banking and
               Financial Services Industries                                -26-
           Additional Information About the Technology Sector               -28-

FINANCIAL HIGHLIGHTS                                                        -29-

                              EMERALD MUTUAL FUNDS
                             THE EMERALD GROWTH FUND
                   THE EMERALD SELECT BANKING AND FINANCE FUND
                       THE EMERALD SELECT TECHNOLOGY FUND

                          PROSPECTUS DATED JULY 1, 2001

FUND MANAGEMENT
Mailing Address:     1703 Oregon Pike
                     P.O. Box 10666
                     Lancaster, PA 17605-0666
Phone:               800 232-0224 -- Toll-Free
                     717 396-1116 -- Local & International


SHAREHOLDER SERVICES
Contact:             Firstar Mutual Fund Services, LLC
Mailing Address:     P.O. Box 701
                     Milwaukee, WI  53201-0701
Phone:               (800) 232-0224 -- Toll-Free

--------------------------------------------------------------------------------

INTRODUCTION TO THE EMERALD MUTUAL FUNDS

This Prospectus introduces you to The HomeState Group, an open-end management company offering you shares of three equity mutual funds for investment.

The three mutual funds (the Funds) currently offered and covered in this Prospectus are:

     --   The Emerald Growth Fund
     --   The Emerald Select Banking and Finance Fund
     --   The Emerald Select Technology Fund

This Prospectus provides you with the information you should know before investing. Please read it carefully and keep it for future reference.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTION 1: FUND FACTS


--------------------------------------------------------------------------------
THE EMERALD GROWTH FUND
--------------------------------------------------------------------------------
Class A Symbol:  HSPGX Class C: Symbol: HSPCX
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The objective of the Emerald Growth Fund (the Growth Fund) is long-term growth through capital appreciation.

PRINCIPAL INVESTMENT STRATEGY

--          EQUITY SECURITIES
Under normal circumstances the Growth Fund invests a minimum of 65% of its total assets in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund utilizes a fundamental approach to choosing securities: its research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds their peer group. Companies with a leadership position and competitive advantages in niche markets, and that do not receive significant coverage from other institutional investors are favored. (See page 14 for "Hands-On" Research Techniques.")

--          SMALLER COMPANIES
The Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Funds' adviser as having a market capitalization of less than $1.5 billion. (See Page 24 for "Additional Information About Investing in Small-Cap Stocks.") During periods of unusual market volatility, however, the Fund's adviser may find less investment opportunities in small-company stocks, and may therefore invest predominantly in larger-capitalization stocks.

PRIMARY RISK CONSIDERATIONS
--         MARKET RISK
The principal risk factor associated with an investment in the Growth Fund, and every stock mutual fund, is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

--          SMALL COMPANY RISK
Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of larger companies. "Small cap" companies, as compared to larger companies: - may have a shorter history of operations; - may not have as great an ability to raise additional capital; - may have a less diversified product line making them more susceptible to market pressure; - may have a smaller public market for their shares; and - may not be nationally recognized (may have a specific regional or industry focus that limits their public visibility).

--          REGIONAL INVESTING RISK
Prior to July 1, 2001, the Growth Fund was named the Emerald HomeState Pennsylvania Growth Fund and invested a minimum 65% of its assets in companies headquartered or with significant operations in the Commonwealth of Pennsylvania. While this geographic limitation is no longer in effect, the Fund will continue for some time to own a higher percentage of Pennsylvania-based companies than the typical mutual fund. Therefore the Growth Fund's assets may be subject to greater risk of loss from developments having an unfavorable impact upon business located in Pennsylvania. These developments could be economic, political, or other, such as natural disasters. As long as the Growth Fund owns a higher percentage of Pennsylvania-based companies, it may be less diversified than other funds with similar investment objectives but more geographic representation. There can be no assurance that the economy of Pennsylvania or the companies headquartered or operating in Pennsylvania will grow in the future.

INVESTMENT SUITABILITY
All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. The Growth Fund is most suitable as part of a diversified portfolio for long-term investors who are looking for the potential for growth of their capital.

RISK AND RETURN BAR CHART AND TABLE

The following chart and table provide some indication of the risks of investing in the Growth Fund Class A shares by: o showing changes in the Fund's performance from year to year;

-- showing how the Fund's average annual returns for 1 and 5 years and since its commencement of operations on October 1, 1992 compare with those of a broad measure of market performance.

Prior to July 1, 2001 the Growth Fund was named the Emerald HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Past performance is not included for the Fund's Class C shares because they were newly introduced on July 1, 2000. As you know, how the Growth Fund has performed in the past is not necessarily an indication of how the Fund's Class A shares will perform in the future.

                                [GRAPHIC OMITTED]

The Growth Fund's best-performing calendar quarter was for the 3 months ended December 31, 1999: +65.63%. The Fund's worst-performing quarter was for the 3 months ended September 30, 1998: -26.46%. The year-to-date return for the Fund as of March 31, 2001 was -7.82%.

The performance results shown include unusually high results achieved in 1999 due to the high performance of equity stocks in general, unusually high IPO profits, and stocks of particular industries in which the Fund invested. These unusually favorable conditions were not sustainable, did not continue to exist, and such performance results may not be repeated in the future.

The above returns do not reflect the Class A shares' maximum 4.75% sales charge
(load). If the sales charge was reflected, returns would be less than those shown above. Performance data for Class C shares will differ from Class A shares due to differences in their sales charges and expenses.

The following chart compares the Fund's Class A shares' average annual returns (including the effects of its 4.75% maximum sales charge) to that of the Russell 2000 index. The Russell 2000 is an unmanaged index of mostly smaller-sized companies. Note that the Russell index measures gross returns and does not reflect deduction of expenses.

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
                                                              SINCE INCEPTION
                            1 YEAR           5 YEAR               10/1/92
                            ------           ------               -------

--------------------------------------------------------------------------------
Emerald Growth Fund          -25.55%          +14.45%             +17.33%
Russell 2000 Index           - 2.92%          +10.31%             +17.61%

TRANSACTION EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Growth Fund.

                                                            CLASS A      CLASS C
                                                            -------      -------
SHAREHOLDER FEES (fees paid directly
     from your investment)

Maximum Sales Charge (Load)                                   4.75%      2.00%
    Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)                       4.75%      1.00%
    Maximum Deferred Sales Charge for shares held
     less than 1 year                                         None       1.00%
    (as a percentage of the lesser of original
     purchase price or redemption proceeds)
Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends                                     None       None
Redemption Fee                                                None(1)    None(1)
Exchange Fee                                                  None       None
Maximum Account Fee                                           None       None

ANNUAL FUND OPERATING EXPENSES(2)
     (expenses that are deducted from Fund assets)

Management Fee                                                0.75%     0.75%
Distribution and Services (12b-1) Fees(3)                     0.35%     1.00%
Other Expenses                                                0.35%     0.35%
                                                              -----     -----
Total Annual Fund Operating Expenses                          1.45%(4)  2.10%(4)

1    There is a $15 service fee for redemptions effected via wire transfer.
2 The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the year ended June 30, 2000. Only Class A shares were available during this period.
3 Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.
4 The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to no more than 2.25% and Class C shares to no more than 2.90% at least through June 30, 2002. The Adviser will reimburse and/or waive fees to the Fund if total operating expenses increase so that you would pay no more than 2.25% for Class A shares and 2.90% for Class C shares on an annualized basis at least through June 30, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR     3 YEARS    5 YEARS      10 YEARS
                                   ------     -------    -------      --------
Class A                             $616       $912       $1,230       $2,128
Class C
Assuming you sold your shares
at the end of the first year        $410       $751       $1,218       $2,507
Assuming you stayed in the Fund     $311       $751       $1,218       $2,507

--------------------------------------------------------------------------------
THE EMERALD SELECT BANKING AND FINANCE FUND
--------------------------------------------------------------------------------
Class A Symbol:  HSSAX Class C Symbol: HSSCX

INVESTMENT OBJECTIVE
The objective of the Emerald Select Banking and Finance Fund (the Banking and Finance Fund) is long-term growth through capital appreciation. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGY
--          CONCENTRATION IN THE BANKING  AND FINANCIAL SERVICES INDUSTRIES
The Banking and Finance Fund will invest at least 65% of its total assets in companies principally engaged in the banking and financial services industries. For investment purposes, a company is defined as "principally engaged" in banking or financial services industries if: o (i) at least 50% of either the revenues or earnings was derived from the creation, purchase or sale of banking or financial services products, or o (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. Companies in the banking industry include U.S. commercial and industrial banking and savings institutions and their parent holding companies. Companies in the financial services industry include commercial and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, real estate investment trusts, insurance and insurance holding companies, and leasing companies. The Fund normally emphasizes companies located in the Mid-Atlantic states (Pennsylvania, New Jersey, New York, Delaware, Ohio, West Virginia, Virginia, Maryland and Washington D.C.), but can invest in companies headquartered anywhere in the U.S.

The Banking and Finance Fund's adviser believes that this sector of the economy will be an area of potential growth over the next several years because of: -
(i) the recent wave of consolidations of commercial banks - (ii) the recent acquisitions by companies in the banking and financial services industries resulting from changes in traditional regulatory and operating distinctions

- (iii) an increase in interest in investments and savings as the American "baby boomers" approach retirement.

(See page 26 for "Summary of Information About the Banking and Financial Services Industries.")

--          EQUITY SECURITIES
Under normal circumstances the Banking and Finance Fund invests in common stocks, preferred stocks, and securities convertible into common and preferred stocks. The Fund utilizes a fundamental approach to choosing securities: its research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds their peer group. Companies with a leadership position and competitive advantages in niche markets, and that do not receive significant coverage from other institutional investors are favored. (See page 14 for "'Hands-On'" Research Techniques.") The Fund also focuses on common stocks that pay current dividends.

--          SMALLER COMPANIES
The Banking and Finance Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Funds' adviser as having a market capitalization of less than $1.5 billion. (See Page 24 for "Additional Information About Investing in Small-Cap Stocks.")

PRIMARY RISK CONSIDERATIONS
--          MARKET RISK
The principal risk factor associated with an investment in the Banking and Finance Fund, and every stock mutual fund, is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. Loss of money is a risk of investing in the Fund. An investment in the Banking and Finance Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

--          SMALL COMPANY RISK
Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of larger companies. "Small cap" companies, as compared to larger companies: - may have a shorter history of operations; - may not have as great an ability to raise additional capital; - may have a less diversified product line making them more susceptible to market pressure; - may have a smaller public market for their shares; and - may not be nationally recognized (may have a specific regional or industry focus that limits their public visibility).

--          INDUSTRY CONCENTRATION RISK
The Banking and Finance Fund concentrates 65% or more of its total assets in securities of companies principally engaged in the banking or financial services industries. As a result, the Banking and Finance Fund may be subject to greater risks than a portfolio without such a concentration. This is especially true with respect to the risks associated with regulatory developments in, or related to, the banking and financial services industries.

INVESTMENT SUITABILITY
All investments, including those in mutual funds, have risks, and no investment is suitable for all investors. The Banking and Finance Fund is most suitable as part of a diversified portfolio for long-term investors who are looking for the potential for growth of their capital.

RISK AND RETURN BAR CHART AND TABLE

The following chart and table provide some indication of the risks of investing in the Banking & Finance Fund Class A shares by: o showing changes in the Fund's performance from year to year ; o showing how the Fund's average annual returns for 1 year and since its commencement of operations on February 18, 1997 compare with those of a broad measure of market performance. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Past performance is not included for the Fund's Class C shares because they were newly introduced on July 1, 2000. As you know, how the Banking & Finance Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

The Banking & Finance Fund's best-performing calendar quarter was for the 3 months ended September 30, 1997: +27.49%. The Fund's worst-performing quarter was for the 3 months ended September 30, 1998: -27.35%. The year-to-date return for the Fund as of March 31, 2001 was + 0.45%.

The above returns do not reflect the Class A shares' maximum 4.75% sale charge
(load). If the sales charge was reflected, returns would be less than those shown above. Performance data for Class C shares will differ from Class A shares due to differences in their sales charges and expenses.

The following chart compares the Fund's Class A shares' average annual returns (including the effects of its 4.75% maximum sales charge) to that of the Russell 2000 index. The Russell 2000 is an unmanaged index of mostly smaller-sized companies. Note that the Russell index measures gross returns and does not reflect deduction of expenses.

--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000
                                                          SINCE INCEPTION
                                  1 YEAR                       2/18/97

--------------------------------------------------------------------------------
Banking & Finance Fund          +  9.65%                     +  8.28%
--------------------------------------------------------------------------------
Russell 2000 Index              -  2.92%                     +  8.69%

TRANSACTION EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                                                              CLASS A    CLASS C
SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                                   4.75%      2.00%
  Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of offering price)                         4.75%      1.00%
  Maximum Deferred Sales Charge for shares
  held less than 1 year                                       None       1.00%
  (as a percentage of the lesser of original
  purchase price or redemption proceeds)
Maximum Sales Charge (Load) Imposed on
     Reinvested Dividends                                     None       None
Redemption Fee                                                None(1)    None(1)
Exchange Fee                                                  None       None
Maximum Account Fee                                           None       None

ANNUAL FUND OPERATING EXPENSES(2)
(expenses that are deducted from Fund assets)

Management Fee                                                1.00%     1.00%
Distribution and Services (12b-1) Fees(3)                     0.35%     1.00%
Other Expenses                                                1.48%     1.48%
                                                              -----     -----
Total Annual Fund Operating Expenses                           2.83%    3.48%
Expenses Reimbursed by the Fund's Adviser(4)                 (0.48)%   (0.48%)
                                                            -------    ------
Net Operating Expenses                                         2.35%    3.00%

1    There is a $15 service fee for redemptions effected via wire transfer.
2 The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the six months ended December, 2000.
3 Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.
4 The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to no more than 2.35% and Class C shares to no more than 3.00% at least through June 30, 2002. The Adviser is reimbursing and/or waiving fees to the Fund so that you would pay no more than 2.35% for Class A shares and 3.00% for Class C shares on an annualized basis at least through June 30, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Banking & Finance Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR(1)         3 YEARS(2)     5 YEARS(2)     10 YEARS(2)
                                                    ------            -------        -------        --------
Class A                                             $702              $1,267         $1,858         $3,449
Class C    Assuming you sold your shares
           at the end of the first year             $499              $1,114         $1,849         $3,787
           Assuming you stayed in the Fund          $400              $1,114         $1,849         $3,787

1 The Expense Example shown for One Year includes the effects of the Adviser's reimbursement of Fund Class A shares operating expenses in excess of 2.35% and Class C operating expenses in excess of 3.00% on an annualized basis.
2 The Three, Five and Ten Year Expense Examples do not show the effects of any waiver or reimbursement of operating expenses after the first year because the Adviser is obligated to waive and/or reimburse expenses for both Class A shares and Class C shares only through the period ended June 30, 2002.


THE EMERALD SELECT TECHNOLOGY FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Symbol:  HSYTX Class C Symbol: HSYCX
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE
The investment objective of the Emerald Select Technology Fund (the Technology
Fund) is to seek capital appreciation.

PRINCIPAL INVESTMENT STRATEGY
--          CONCENTRATION IN THE TECHNOLOGY SECTOR
Under normal conditions, the Technology Fund will invest at a minimum 65% of its total assets in a non-diversified portfolio of equity securities of public companies in the technology sector. For investment purposes, the technology sector is defined as a broad range of industries comprised of companies that produce and/or develop products, processes or services that will provide or will benefit significantly from technological advances and improvements (e.g. research and development).

The Fund's adviser believes that this sector of the economy will continue to be an area of potential growth over the next several years because of: - (i) Increasing spending by U.S. corporations to achieve technological advances and efficiencies for increased earnings - (ii) the exporting of U.S. technology overseas, and the continuing worldwide consolidation of technology companies -
(iii) the continuing growth and acceptance of the Internet as a means of commerce, communication and information on a global basis. (See page 28 for "Additional Information About the Technology Sector.")

--          EQUITY SECURITIES
The Technology Fund will invest principally in common stocks, but may also invest in preferred stocks and convertible securities of technology, as well as other, companies. The Fund utilizes a fundamental approach to choosing securities: its research staff conducts company-specific research analysis to identify companies whose earnings growth rate exceeds their peer group. Companies with a leadership position and competitive advantages in niche markets, and that do not receive significant coverage from other institutional investors are favored. (See page 14 for "'Hands-On' Research Techniques.") The Fund can invest a larger percentage of its assets in a particular company than the typical mutual fund.
--          OPTIONS, FUTURES, AND SHORT-SELLING STRATEGIES
The Technology Fund may invest a portion of its assets in options, futures and foreign currencies. It may also sell short. The Fund engages in the short sales of stocks when the Fund's adviser believes that their price is over-valued and may decline. These practices are used primarily to hedge the Fund's portfolio but may be used to increase returns; however such practices sometimes may reduce returns or increase volatility.

--          SMALLER COMPANIES
The Technology Fund can invest in companies from a wide range of industries and of various sizes. This includes smaller companies. Smaller companies are those defined by the Funds' adviser as having a market capitalization of less than $1.5 billion. (See Page 24 for "Additional Information About Investing in Small-Cap Stocks.")

PRIMARY RISK CONSIDERATIONS
--          MARKET RISK
The principal risk factor associated with an investment in the Technology Fund, and every stock mutual fund, is that the market value of the portfolios' securities may decrease and result in a decrease in the value of a shareholder's investment. Loss of money is a risk of investing in the Fund. An investment in the Technology Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

--          TECHNOLOGY SECTOR CONCENTRATION RISK
Under normal market conditions, the Technology Fund will concentrate its investments in technology companies. By doing so, the Fund will be exposed to the risk of incurring substantial losses, depending upon the markets' overall reception to companies' technology-related products or services. Companies in the same sector are often faced with the same obstacles, issues or regulatory burdens, and their securities may react similarly to these or other market conditions. Equity securities of companies within the technology sector may have increased price volatility due to the heightened competition and rapid pace of change that is commonly experienced within that industry sector. As a result, a portfolio of technology company stocks is likely to be more volatile in price than one that includes investments in companies operating in a wider number of industry sectors.

--          SMALL COMPANY RISK
Stocks of "small cap" companies tend to be more volatile and less liquid than stocks of larger companies. "Small cap" companies, as compared to larger companies: - may have a shorter history of operations; - may not have as great an ability to raise additional capital; - may have a less diversified product line making them more susceptible to market pressure; - may have a smaller public market for their shares; and - may not be nationally recognized (may have a specific regional or industry focus that limits their public visibility).

--          NON-DIVERSIFICATION
As a "non-diversified" mutual fund, the Technology Fund has the ability to invest a larger percentage of its assets in the stock of a smaller number of companies than a "diversified" fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Technology Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable "diversified" fund. (See the SAI for additional information.)

--          OPTIONS, FUTURES, AND SHORT-SELLING STRATEGIES RISKS
The Technology Fund may invest a portion of its assets in options, futures and foreign currencies. If the Fund purchases an option that expires without value, it will have incurred an expense in the amount of the cost of the option. Short selling is a technique that may be considered speculative and involves risk beyond the amount of money used to secure each transaction. Although the Fund's gain is limited to the amount received upon selling a security short, its loss on a short sale is potentially unlimited, which may exceed the amount invested by the Fund. These strategies could result in higher operating costs for the Fund. (See the SAI for additional information.)

INVESTMENT SUITABILITY
The Technology Fund is an aggressive fund and may not be suitable for all investors. This Fund is most suitable as part of a diversified portfolio for long-term investors who are looking for the potential growth of their capital.

RISK AND RETURN BAR CHART AND TABLE

The following chart and table provide some indication of the risks of investing in the Technology Fund Class A shares by: o showing changes in the Fund's performance from year to year ;

-- showing how the Fund's average annual returns for 1 year and since its commencement of operations on October 31, 1997 compare with those of a broad measure of market performance.

Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector. Past performance is not included for the Fund's Class C shares because they were newly introduced on July 1, 2000. As you know, how the Technology Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

                                [GRAPHIC OMITTED]

The Technology Fund's best-performing calendar quarter was for the 3 months ended December 31, 1999: +103.57%. The Fund's worst-performing quarter was for the 3 months ended December 31, 2000: -33.53%. The year-to-date return for the Fund as of March 31, 2001 was - 42.68%.

The performance results shown include unusually high results achieved in 1999 due to the high performance of equity stocks in general, unusually high IPO profits, and stocks of particular industries in which the Fund invested. These unusually favorable conditions were not sustainable, did not continue to exist, and such performance results may not be repeated in the future.

The above returns do not reflect the Class A shares' maximum 4.75% sales charge
(load). If the sales charge was reflected, returns would be less than those shown above. Performance data for Class C shares will differ from Class A shares due to differences in their sales charges and expenses.

The following chart compares the Fund's Class A shares' average annual returns (including the effects of its 4.75% maximum sales charge) to that of the Russell 2000 index. The Russell 2000 is an unmanaged index of mostly smaller-sized companies. Note that the Russell index measures gross returns and does not reflect deduction of expenses.


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2000

                                                   SINCE INCEPTION
                               1 YEAR                  10/31/97

Technology Fund               - 40.17%                 + 21.63%
--------------------------------------------------------------------------------
Russell 2000 Index            -  2.92%                +   5.27%

TRANSACTION EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Technology Fun d.

                                                              CLASS A    CLASS C
SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (Load)                                   4.75%     2.00%
 Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                          4.75%     1.00%
 Maximum Deferred Sales Charge for shares held
 less than 1 year                                             None      1.00%
 (as a percentage of the lesser of original
 purchase price or redemption proceeds)
Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends                                         None      None
Redemption Fee                                                None(1)   None(1)
Exchange Fee                                                  None      None
Maximum Account Fee                                           None      None


ANNUAL FUND OPERATING EXPENSES(2)
(expenses that are deducted from Fund assets)

Management Fee                                                1.00%      1.00%
Distribution and Services (12b-1) Fees(3)                     0.50%      1.00%
Other Expenses                                                1.44%      1.44%
                                                              -----      -----
Total Annual Fund Operating Expenses                          2.94%      3.44%
Expenses Reimbursed by the Fund's Adviser(4)                 (0.04)%    (0.04%)
                                                             -------    -----
Net Operating Expenses                                        2.90%      3.40%

1    There is a $15 service fee for redemptions effected via wire transfer.
2 The table shows expenses based on the Fund's management fees, distribution service (12b-1) fees and other expenses for the six months ended December 31, 2000.
3 Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the economic equivalent of the maximum permitted front-end sales charge.
4 The Adviser has contractually agreed to limit the Total Annual Fund Operating Expenses of Class A shares to no more than 2.90% and Class C shares to no more than 3.40% at least through June 30, 2002. The Adviser will reimburse and/or waive fees to the Fund if total operating expenses increase so that you would pay no more than 2.90% for Class A shares and 3.40% for Class C shares on an annualized basis at least through June 30, 2002.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Technology Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR(1)        3 YEARS(2)     5 YEARS(2)     10 YEARS(2)
                                                    ------           -------        -------        --------
Class A                                             $754             $1,338         $1,946         $3,579
Class C    Assuming you sold your shares
           at the end of the first year             $538             $1,142         $1,867         $3,781
           Assuming you stayed in the Fund          $439             $1,142         $1,867         $3,781


1 The Expense Example shown for One Year includes the effects of the Adviser's reimbursement of Fund Class A shares operating expenses in excess of 2.90% and Class C operating expenses in excess of 3.40% on an annualized basis.
2 The Three, Five and Ten Year Expense Examples do not show the effects of any waiver or reimbursement of operating expenses after the first year because the Adviser is obligated to waive and/or reimburse expenses for both Class A shares and Class C shares only through the period ended June 30, 2002.


--------------------------------------------------------------------------------
SECTION 2: ADDITIONAL INVESTMENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INFORMATION
--------------------------------------------------------------------------------

"HANDS-ON" RESEARCH TECHNIQUES
"Hands-On" research is the driving force behind the Funds' stock selection process. Stocks are chosen based primarily on fundamental analysis and, although technical factors are not ignored, the main investment criteria focuses on an evaluation of revenues, earnings, debt, capitalization, quality of management, level of insider ownership, changing market conditions, past performance, and future expectations. The Funds tend to choose companies with well-defined business plans and long-term operating strategies designed to increase shareholder value. When evaluating a company for possible inclusion in one of the Funds' portfolios, a member of the Adviser's portfolio management or research staff requests an in-person visit to the company whenever such a visit is judged appropriate. Meeting with the company's management and surveying its operations can provide important insights into a company.

The Adviser also tries to interview a cross section of the company's employees, customers, suppliers, and competitors. The Adviser believes that this "hands-on" approach to investing may give it an opportunity to spot developing trends in these companies. The Adviser estimates that approximately 80 percent of the Growth Fund's equity holdings have historically been a result of this intensive, in-house research effort and that this percentage is similar in the Banking and Finance Fund and the Technology Fund.

Primary research is particularly important in the analysis of smaller companies. Smaller companies are generally not as widely followed by institutional investment analysts as larger companies such as those listed on the New York Stock Exchange. According to surveys by brokerage firms, more than 60 percent of all companies listed on the NASDAQ Stock Exchange and American Stock Exchange have two or fewer analysts following the company. The Funds' Adviser believes that this lack of generally available information about smaller companies presents an opportunity for investment managers who are dedicated to providing their own research analysis. "Hands-On" research analysis may help the Adviser spot developing trends early, so the Adviser can work to take advantage of them before they are seen by the larger investment community.

TEMPORARY DEFENSIVE APPROACH
When, in the opinion of the Funds' investment adviser, market conditions warrant a temporary defensive approach, the Funds may invest more than 35 percent of their total assets in short-term obligations. Short-term obligations include the following: securities issued or guaranteed by the U.S. government, commercial paper, and bankers acceptances. During intervals when the Funds adopt a temporary defensive position they will not be achieving their stated investment objective.

--------------------------------------------------------------------------------
SECTION 3: SHAREHOLDER SERVICE INFORMATION
--------------------------------------------------------------------------------

HOW TO BUY FUND SHARES
You may buy shares of the Funds through selected financial service firms (such as broker-dealer firms) that have signed a selling agreement with Rafferty Capital Markets, LLC (the "Distributor"), the Funds' principal distributor. If you would like help finding a dealer, you should contact the Funds by calling
(800) 232-0224. Shares can be purchased by mail or by wire, as described in this Prospectus.

--    The minimum initial investment is $500.
--    The minimum subsequent investment is $50.

Investors may be charged a fee if they effect transactions through a broker or dealer.

PURCHASE PRICE/SHARE VALUATION
Purchase orders for shares of the Funds placed with a registered broker-dealer must be received by the broker-dealer before the close of the New York Stock Exchange (NYSE) to receive the Funds' valuation calculated that day. The broker-dealer is responsible for the timely transmission of orders to the Distributor. Orders placed with the registered broker-dealer after the close of the NYSE will be executed based on the Funds' valuation calculated on the next business day.

The net asset value and offering price of the shares of each Class of the Funds are determined once on each Business Day as of the close of the NYSE, which on a normal Business Day is usually 4:00 p.m. Eastern Time. A "Business Day" is defined as a day in which the NYSE is open for trading.

The value of each Class of the Fund is determined by adding the value of such Class's portfolio securities and other assets, subtracting its liabilities, and dividing the result by the number of its shares outstanding. Net asset value includes interest on fixed-income securities, which is accrued daily. Securities of the Funds listed or traded on a securities exchange will be valued at the last quoted sales price on the security's principal exchange. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day, will be valued at the mean between the last bid and ask price on the market on that day. Debt securities that mature in sixty days or less are valued at amortized cost, which approximates market value. Fair market value for other securities without available market quotations will be valued by the Board of Trustees.
(See the SAI for additional information.)

The net asset value of the Funds fluctuates with market conditions as the value of the investment portfolio changes. With approval of the Board of Trustees, the Funds may use a pricing service, bank or broker-dealer experienced in such matters to value the Funds' securities.

RIGHT TO REFUSE AN ORDER
The Funds may refuse any order for the purchase of shares which the Board of Trustees deems as not in the best interests of the Funds.

STOCK CERTIFICATES
Stock certificates representing shares of the Funds are not issued except upon written request. In order to facilitate redemptions and transfers, most shareholders elect not to receive certificates. If you lose your certificate, you may incur an expense to replace it.

SALES CHARGES
The purchase price paid for shares of each Class of each Fund is the current Offering price, that is, the next determined net asset value of the shares after the order is placed plus any applicable sales charge.

CLASS A SHARES
The maximum sales load on the purchase of Class A shares is 4.75% for the Growth Fund, the Banking and Finance Fund and the Technology Fund. The Offering Price is the net asset value per share plus the front-end sales load, and is calculated as follows:

                            SALES CHARGE AS A                DEALER'S CONCESSION
                              PERCENTAGE OF:                       (AS A  % OF
 DOLLAR AMOUNT INVESTED      OFFERING PRICE       N.A.V.        OFFERING PRICE)
 ----------------------      --------------       ------          ------------


Less Than $50,000                4.75%            4.99%             4.25%
$50,000 to $250,000              3.75             3.90              3.25
$250,000 to $500,000             2.75             2.83              2.50
$500,000 to $1,000,000           2.25             2.30              2.00
$1,000,000 & Above               0.00             0.00              0.50

CLASS C SHARES
The maximum sales load on the purchase of Class C shares is 1.00% for the Growth Fund, the Banking and Finance Fund and the Technology Fund. The Offering Price is the net asset value per share plus the front-end sales load, and is calculated as follows:

                            SALES CHARGE AS A                DEALER'S CONCESSION
                              PERCENTAGE OF:                       (AS A  % OF
 DOLLAR AMOUNT INVESTED      OFFERING PRICE       N.A.V.        OFFERING PRICE)
 ----------------------      --------------       ------         ------------
Up to $ 1 million                1.00%            1.10%               2.00%

The maximum purchase amount for the Class C shares is $999,999.99. Purchases of $1 million or more are invested in Class A shares because there is no initial sales charge and Class A shares' annual expenses are lower. The Fund's Distributor pays the amount of the Dealer Concession not paid as part of the sales charge. Investors purchasing Class C shares also pay a contingent deferred sales charge ("CDSC") of 1% if shares are held for less than one year. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Shares acquired by reinvestment of distributions are not subject to the CDSC. The Fund will waive the CDSC for (i) redemptions made after the death of a shareholder; (ii) redemptions made as part of required minimum distributions from an IRA or other individual retirement plan account after a shareholder reaches age 70 1/2.

Class C shares may have a higher expense ratio and pay lower dividends than Class A shares offered by the Fund because the Class C shares have a higher 12b-1 fee than Class A shares. The Funds will use the first-in, first-out (FIFO) method to determine the one-year holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder's account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the "one year" mark. As an example, shares purchased on July 1, 2000 would be subject to the CDSC if they were redeemed on or prior to June 30, 2001. On or after July 1, 2001, they would not be subject to the CDSC. The CDSC is charged on redemptions of each investment made by a shareholder that is redeemed prior to the one-year mark. In determining if the CDSC is charged to a redeeming account, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. The CDSC primarily goes to the Fund's Distributor as compensation for the portion of the dealer concession it has paid to broker-dealers.

REDUCED SALES CHARGE FOR CLASS A SHAREHOLDERS
There are several ways for you the shareholder to reach a higher discount level and qualify to pay a lower sales charge. Shareholders may qualify by combining current or past purchases in any of the Class A shares of Funds.

1.   REACH "BREAK POINTS"-- Increase the initial Class A investment amount.
2.   RIGHT OF ACCUMULATION-- Add to an existing Class A shareholder account.
3. SIGN A LETTER OF INTENT-- Inform the Funds that you wish to sign a non-binding Letter of Intent to purchase an additional number of Class A shares over a 13-month period.
4. COMBINED PURCHASE PRIVILEGE-- Combine Class A investor accounts into one "purchase" or "holding."
(See the SAI for additional information.)

PURCHASES AT NET ASSET VALUE
The Board of Trustees has determined that under certain conditions shareholders shall be permitted to purchase Class A shares of the Funds without paying a sales charge, including shares purchased by advisory accounts managed by SEC-registered investment advisers or bank trust departments. On purchases of $1,000,000 or more Class A shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets.
(See the SAI for additional information.)

DISTRIBUTION PLANS
Rafferty Capital Markets, LLC (the Distributor) will incur certain expenses while providing selling and sales distribution services for the Funds, including such costs as compensation to broker-dealers for (i) selling shares of the Funds, and (ii) providing information and advice to their shareholder clients regarding ongoing investment in the Funds, as well as advertising, promotional and printing expenses.

To promote shares of the Funds to the general public, each Fund, on behalf of each Class, has adopted a distribution services plan (the "Plans") under Rule 12b-1 of the Investment Company Act of 1940 (the "Act"). The Plans allow the Funds to reimburse the Distributor for costs specifically described in this Section. The Distributor receives no other compensation from the Funds, except that (i) any sales charge collected will be paid to the Distributor, and (ii) the minimum total dollar amount paid to the Distributor on an annual basis (net of the amount paid to broker-dealers and/or service organizations) will be $21,000. The Distributor may pay these sales charges to broker-dealers who have entered into a Selling Agreement with the Distributor as a commission paid for selling the Funds' shares. (See page 16 for "Sales Charges.")

The Funds pay the Distributor monthly, at the following annual rates:
-- 0.35% of the average net assets for Class A shares of the Growth Fund and Banking and Finance Fund;
--    0.50% for Class A shares of the Technology Fund;
--    1.00% for Class C shares of each Fund.

Expenses acceptable for reimbursement under the Plan include the following:

-- compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Funds,
--   the printing of prospectuses and reports used for sales purposes,
-- expenses of preparing and distributing sales literature and related expenses,
-- advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor's expenses attributable to the specific Class of shares related to implementing and operating the Plans.

The Funds' Adviser is responsible for paying the Distributor for any unreimbursed distribution expenses. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

According to the Plans, a broker-dealer may receive a maintenance commission. The commission is paid based on the average net assets maintained by their clients in the Funds and is paid at the following annualized rates:

--   0.25% in Class A shares of the Growth Fund and Banking and Finance Fund;
--   0.40% in Class A shares of the Technology Fund;
--   0.75% in the Class C shares of all three Funds.

Broker-dealers may not be eligible to receive such payments until after the ninth month following a shareholder purchase in the Class C shares of all three Funds.

Consistent with the Plans, this distribution fee for Class C shares is an asset-based sales charge, and the Distributor uses it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Class C shareholders for providing distribution assistance for sales of Class C Fund shares.

The Plans also provide that the Distributor receives a service fee of 0.25% per annum of the Class C's average daily net assets as part of the 1.00% 12b-1 fee. The Distributor uses this fee to pay broker-dealers or others for, among other things: furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from each Fund on behalf of customers; forwarding certain shareholder communications from the Funds to customers; receiving and answering correspondence; and aiding in maintaining the investment of their respective customers in the Class. Broker-dealers or others may not be eligible to receive such payments until after the ninth month following a shareholder purchase in the Class C shares of a particular Fund.

The Funds may also compensate a bank under the Plans only to the extent that a bank may serve as a "service organization," providing administrative and accounting services for the Funds' shareholders.

BUYING SHARES BY MAIL
Please complete and sign the Purchase Application form included with this Prospectus and send it, together with your check or money order, made payable to the Emerald Mutual Funds. Mail to:

           EMERALD MUTUAL FUNDS
           C/O FIRSTAR MUTUAL FUND SERVICES, LLC
           P.O. BOX 701
           MILWAUKEE, WI  53201-0701

Please note that a different procedure is used for opening Individual Retirement Accounts (IRA's). Please call Firstar Mutual Fund Services, LLC (Firstar) at
(800) 232-0224 for details. Firstar will charge $25 against a shareholder's account for any check returned for insufficient funds.

BUYING SHARES BY OVERNIGHT OR
EXPRESS MAIL
Mail to:

Firstar Mutual Fund Services, LLC
3rd Floor
615 E. Michigan Street
Milwaukee, WI  53202
(800) 232-0224

BUYING SHARES BY WIRE

1. Call Firstar at (800) 232-0224 to advise of the investment and dollar amount.
2. Immediately after your investment is made send a completed Purchase Application Form to Firstar.
3. Your purchase request should be wired through the Federal Reserve Bank as follows:

      Firstar Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, WI  53202
      ABA Number 042000013
      For credit to Firstar Mutual Fund Services LLC
      Account Number 112-952-137
      For further credit to (Fund Name and Class, Shareholder Account Number, Shareholder Name) Include taxpayer identification number for new accounts.

ADDITIONAL PURCHASES
You may add to your account at any time by purchasing shares by mail (minimum $50) or by wire (minimum $1,000). You must call to notify Firstar at (800) 232-0224 before sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

BUYING SHARES BY TELEPHONE
After your initial purchase, you may make additional purchases by telephone. Simply call (800) 232-0224 and money can be transferred directly from your bank account (domestic financial institutions only) through the Automated Clearing House (ACH) to purchase Fund shares. The minimum amount you may transfer is $100. To receive the daily net offering price both your purchase order and Electronic Funds Transfer must be received before the close of regular trading on the purchase day.

AUTOINVEST PLAN
To invest a set amount on a regular monthly, bi-monthly, semi-annual, or annual basis, you can sign up for the AutoInvest Plan. With a minimum investment of $50 per month, you can have money regularly transferred directly from your bank account (domestic financial institutions that are ACH members only) through the ACH to purchase fund shares. You choose the schedule. You may sign up for this service on your Purchase Application Form. The minimum initial investment in the Funds is $50 when using the AutoInvest Plan. Please note that the Funds may change or terminate this service at any time.

RETIREMENT PLANS
Tax-deferred retirement plans provide qualified investors with the benefit of tax-free compounding of income dividends and capital gains distributions. For more information, applications, and brochures please contact us at (800) 232-0024. Emerald Mutual Funds may be used in tax-deferred retirement plans such as: o Individual Retirement Accounts (IRA's), including the "Traditional" IRA, Roth IRA, and Education IRA o employer-sponsored defined contribution plans (including 401(k) plans) o tax-sheltered custodial accounts as described in
Section 403(b)(7) of the Internal Revenue Code (See the SAI for additional information.)

HOW TO REDEEM FUND SHARES
REDEEMING SHARES BY MAIL
You may mail your redemption request to:

           EMERALD MUTUAL FUNDS
           C/O FIRSTAR MUTUAL FUND SERVICES, LLC
           P.O. BOX 701
           MILWAUKEE, WI  53201-0701

It is important to mail your redemption request to the correct address and in "Good Order." If it is sent in error to the Fund, it will be forwarded to Firstar, but the effective date of the redemption will be delayed. Redemption instructions with special conditions, or which specify an effective date, can not be honored.

"Good Order" means that your request includes:

--   the name of the Fund
--   the number of shares or dollar amount to be redeemed
--   signature of all registered shareholders as registered
--   account registration number

In addition:

-- If the account is registered to a corporation or association, the redemption request and a corporate resolution must be signed by whomever is required to sign for the account, with a signature guarantee.
-- If the account is registered to a Trust, the redemption request must be signed by the Trustee(s) with a signature guarantee. If the Trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.

REDEMPTION ORDER AMOUNTS ABOVE $10,000/MAILING TO A DIFFERENT ADDRESS
A redemption request for amounts above $10,000, or redemption requests for which payment is to be mailed somewhere other than the address of record, must be accompanied by signature guarantees.
(See the SAI for additional information.)

REDEMPTIONS IN KIND
If your redemption request exceeds the lesser of $250,000 or 1% of the Fund's total net assets, the Fund reserves the right to make a "redemption in-kind." A redemption in-kind is a payment in portfolio securities rather than cash. The portfolio securities would be valued using the same method as the Fund uses to calculate its net asset value. You may experience additional expenses such as brokerage commissions in order to sell the securities received from the Fund. In-kind payments do not have to constitute a cross-section of the Fund's portfolio. The Fund will not recognize gain or loss for federal income tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

IRA REDEMPTIONS
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

REDEMPTION VALUATION
The redemption price is the next determined net asset value after Firstar receives a redemption request in "Good Order." The net asset value may be more or less than the initial cost of the shares redeemed.

PAYMENT FOR SHARES
Payment for the redeemed shares will be mailed to you, typically within one or two days, but no later than seven days, or earlier if required by law. If the shares were purchased by check, payment for redeemed shares will be delayed until the purchase check has cleared, which may take up to 12 days. Your payment can be made to you by mail, wire, or ACH transfer. There are no fees for ACH transfers, however there is a $100 minimum.

WIRE REDEMPTION
Wire transfers may be arranged to redeem shares, however a $15 fee per wire transfer will be assessed against your account if you decide to redeem shares through wire transfer. The minimum wire redemption is $1,000.

REDEEMING SHARES BY TELEPHONE
You may arrange for telephone redemption privileges on the Purchase Application form, or by writing or calling the transfer agent at (800) 232-0224. However, any redemption of more than $10,000 must be requested in writing. A written request and signature guarantee is required of all shareholders to change telephone redemption privileges. Neither the Funds nor any or its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine.
(See the SAI for additional information.)

SYSTEMATIC WITHDRAWAL PLAN
If the value of your shares is $10,000 or more you may arrange to systematically withdraw money from your Fund account on a scheduled basis and have it automatically deposited into your bank account. Please note that if you plan to purchase additional Fund shares, it may not be to your advantage to choose this option due to the tax implications of buying and selling shares at the same time. To sign up for the Systematic Withdrawal Plan, check the appropriate box on your Purchase Application Form or call (800) 232-0224.

FUNDS' RIGHT TO REDEEM AN ACCOUNT
The Funds reserve the right to redeem the shares of any shareholder whose account has a value of less than $500, other than as a result of a decline in the value per share of the Funds or if the shareholder is an active participant in the AutoInvest Plan. The Funds will provide a 30-day written notice to a shareholder prior to redeeming the account.

HOW TO EXCHANGE FUND SHARES
Fund shares may be exchanged between identical Classes of shares of the Growth Fund, the Banking and Finance Fund or the Technology Fund at the current net asset value by calling the Funds' transfer agent by 4:00 p.m. Eastern Time on a Normal Business Day (a day in which the New York Stock Exchange is open for business). Note that any exchange of shares involves the redemption of shares from one Fund and the purchase of shares of another Fund. This may cause the realization of gains or losses for income tax purposes.

--    FIRSTAR FUNDS
      In addition, you may exchange shares of the Funds for Firstar Money Market Fund and Firstar U.S. Government Money Market Fund (the Firstar Funds) which are managed by Firstar Investment Research and Management Company, LLC, and distributed by Quasar Distributors, LLC. Shares of the Firstar Funds acquired through direct purchase, or shares gained from dividends earned on these shares, may be exchanged for shares of any Emerald Mutual Fund at the net asset value plus the normal fund sales charge. The minimum initial investment is $1,000. You may establish an account in the Firstar Funds by telephone exchange or written request. This exchange privilege may be changed by the Firstar Funds and the transfer agent with 60 days notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS
Dividends and capital gains, if any, realized by the Funds will be declared and paid semi-annually, in the months of August and December.

Keep in mind the following dates and note that any that fall on the weekend or a recognized holiday will be the next business day: o Record Date and Declaration Date for payments to shareholders will normally be the 15th of the month o Ex-Dividend dates will normally be the 16th of the month o Reinvest Dates and Payable Dates will normally be the 20th of the month.

The net asset value price of the Funds will be reduced by the corresponding amount of the per-share payment declared on the Ex-Dividend Date. Since dividend income is not a primary objective of the Funds, the Funds do not anticipate paying substantial income dividends to shareholders.

A shareholder will automatically receive all dividends and capital gains distributions in additional full and fractional shares of the Funds at net asset value as of the date of payment, unless the shareholder chooses to receive these distributions in cash. To change the distribution option chosen, the shareholder should write to the Funds' transfer agent, Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. The request will become effective with respect to distributions having record dates after its receipt by the transfer agent.

If a shareholder elects to receive distributions in cash, and the check is returned by the United States Postal Service, the Funds reserve the right to invest the amount of the returned check in additional shares of the Funds at the then existing net asset value and to convert the shareholder's election to automatic reinvestment of all distributions.

TAXES

Reinvested dividends and capital gains distributions will receive the same tax treatment as dividends and distributions paid in cash.

The Taxpayer Relief Act of 1997 created a new category of long-term capital gains for individuals that are now taxed at new lower rates. For investors who are in the 28% or higher federal income tax brackets, these gains are taxed at a maximum of 20%. For investors who are in the 15% federal income tax bracket, these gains are taxed at a maximum of 10%. Capital gain distributions will qualify for these maximum tax rates, depending on when the Funds' securities were sold and how long they were held by the Fund before they were sold.

Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Funds will be taxed to shareholders as long-term capital gain in the year in which they are received. This is regardless of the length of time a shareholder has owned the shares and whether or not such gain was reflected in the price paid for the shares. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

REDEMPTIONS AND EXCHANGES FROM THE FUNDS ARE EACH TAXABLE EVENTS. A statement detailing the federal income tax status of all distributions made during a taxable year will be sent to shareholders of record no later than January 31 of the following year.

Shareholders must furnish to the Funds a certified taxpayer identification number ("TIN"). The Funds are required to withhold 31% from reportable payments including ordinary income dividends, capital gains distributions, and redemptions occurring in accounts where the shareholder has failed to furnish a certified TIN and has not certified that a withholding does not apply. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different federal income tax treatment.

The tax information presented here is based on federal and state tax laws and regulations effective as of the date of this Prospectus, and are subject to change. Because the information presented here is only a very brief summary of some of the important tax considerations for shareholders, shareholders are urged to consult their tax advisers for more specific professional advice, especially as it relates to local and state tax regulations. (See the SAI for additional information.)

--------------------------------------------------------------------------------
SECTION 4:
--------------------------------------------------------------------------------

GENERAL INFORMATION

FUND PORTFOLIO MANAGEMENT
Kenneth G. Mertz II, CFA, President of Emerald Advisers, Inc., and Vice President and Chief Investment Officer of the Funds, is primarily responsible for the day-to-day management of the Funds' portfolios. Steven E. Russell, Esq. serves as co-manager of the Banking and Finance Fund, a post he has held since October, 1998, and as co-manager of the Technology Fund, a post he has held since February, 2000. Mr. Mertz has managed the Growth Fund since it began operating on October 1, 1992. He has also managed the Banking and Finance Fund and the Technology Fund since their inception dates. Before managing the Emerald Mutual Funds, Mr. Mertz was the Chief Investment Officer to the $12 billion Pennsylvania State Employes' Retirement System. Mr. Russell joined the Fund's Adviser in March, 1998. He previously served as a portfolio manager for the $40 billion Pennsylvania Public School Employes' Retirement System from 1996 to 1998.

INVESTMENT ADVISER
Emerald Advisers, Inc., 1703 Oregon Pike, Lancaster, Pennsylvania 17601, serves as investment adviser to the Funds. The Adviser was organized as a Pennsylvania corporation on November 14, 1991, and is registered with the SEC under the Investment Advisers Act of 1940 and with the Pennsylvania Securities Commission under the Pennsylvania Securities Act of 1972.

Total assets managed by the Adviser exceeded $1 billion at June 30, 2000. The four principal officers of the Adviser combine over 50 years of experience in the mutual fund, investment advisory, pension funds management, and securities brokerage industries.

Under the investment advisory agreements (the "Advisory Agreements"), the Adviser furnishes each Fund with investment advisory and administrative services which are necessary to conduct the Fund's business. Specifically, the Adviser manages the Funds' investment operations and furnishes advice with respect to the purchase and sale of securities on a daily basis. The Growth Fund agreement is dated September 1, 1992, the Banking and Finance Fund agreement is dated February 1, 1997 and the Technology Fund agreement is dated September 12, 1997.

Under the terms of the Advisory Agreements, the Funds pay the Adviser an annual fee based on a percentage of the net assets under management.

The fees are computed daily and paid monthly as follows:

-- EMERALD GROWTH FUND: for assets up to and including $250 million: 0.75%; for assets in excess of $250 million and up to and including $500 million:
     0.65%; for assets in excess of $500 million and up to and including $750 million: 0.55%; for assets in excess of $750 million: 0.45%. The Growth Fund paid the Adviser $1,020,630, $784,190 and $869,718 in advisory fees for the fiscal years ended June 30, 2000, 1999 and 1998, respectively.

--   BANKING AND FINANCE FUND: for assets up to and including $100 million:
     1.0%; for assets in excess of $100 million: 0.90%. The Fund paid the Adviser $118,017, $119,952 and $146,960 in advisory fees for the fiscal years ended June 30, 2000, 1999 and 1998, respectively. The Adviser waived $29,517, $30,430 and $36,124 of these amounts in 2000, 1999 and 1998, respectively.

-- TECHNOLOGY FUND: for assets up to and including $100 million: 1.0%; for assets in excess of $100 million: 0.90%. The Fund paid the Adviser $168,725 and $92,173 in advisory fees for the fiscal years ended June 30, 2000 and 1999, respectively. The Adviser waived $9,851 of the amount for the fiscal year ended June 30, 1999. The Technology Fund paid the Adviser $37,072 in advisory fees for the fiscal year ended June 30, 1998. The Adviser waived this entire amount and also reimbursed the Fund an additional $51,405 in fees and expenses.

These fees are higher than most other registered investment companies but comparable to fees paid by equity funds of a similar investment objective and size.

The Funds pay all of their expenses other than those expressly assumed by the Adviser. Specifically, the Funds pay the fees and expenses of their transfer agent, custodian, independent auditors, and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Funds' organizational standing. The fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to shareholders.

The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for the Growth Fund for the period at least through and including June 30, 2002 so that total Class A share operating expenses are capped at 2.25% or less and Class C share operating expenses are capped at 2.90% or less. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for the Banking and Finance Fund for the period at least through and including June 30, 2002 so that total Class A share operating expenses are capped at 2.35% or less and Class C share operating expenses at 3.00% or less. The Adviser has agreed to waive its advisory fee and/or reimburse other expenses for the Technology Fund for the period at least through and including June 30, 2002 so that total Class A share operating expenses are capped at 2.90% or less and Class C share operating expenses at 3.40% or less.

DISTRIBUTOR
Rafferty Capital Markets, LLC (the Distributor), 1311 Mamaroneck Avenue, White Plains, NY 10605, is the sole distributor of shares of the Funds. The Distributor is a New York Corporation, a broker-dealer registered with the SEC, and a member of the National Association of Securities Dealers. Officers and employees of the Adviser may also serve as registered representatives of the Distributor to sell shares of the Funds.

REPORTING
Shareholders will receive an annual report containing financial statements which have been audited by the Funds' independent accountants, and a semi-annual report containing unaudited financial statements. Each report will include a list of investment securities held by the Funds. Shareholders may contact the Funds for additional information.

CONTACTS

LEGAL COUNSEL:
Duane, Morris & Heckscher LLP,
305 North Front Street, Harrisburg, PA 17108

INDEPENDENT ACCOUNTANTS:
PricewaterhouseCoopers LLP,
100 East Wisconsin Avenue, Milwaukee, WI 53202

TRUSTEES:
Bruce E. Bowen
Kenneth G. Mertz II, C.F.A.
Scott C. Penwell, Esq.
Scott L. Rehr
H.J. Zoffer, Ph.D.

OFFICERS:
Scott L. Rehr, PRESIDENT
Kenneth G. Mertz II, C.F.A., VICE PRESIDENT AND CHIEF INVESTMENT OFFICER Daniel W. Moyer IV, VICE PRESIDENT AND SECRETARY
Steven E. Russell, Esq., VICE PRESIDENT AND PORTFOLIO MANAGER
Joseph C. Neuberger, ASSISTANT SECRETARY
Jeffrey T. Rauman, ASSISTANT SECRETARY

--------------------------------------------------------------------------------
APPENDIX:  ADDITIONAL FUND INFORMATION
--------------------------------------------------------------------------------



FOR EMERALD MUTUAL FUNDS INVESTORS
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT
--------------------------------------------------------------------------------
INVESTING IN SMALL-CAP STOCKS

THE FOLLOWING IS A BRIEF SUMMARY OF CERTAIN RISK FACTORS AND OTHER FACTORS AND STATISTICAL DATA DESCRIBING INVESTING IN SMALL-CAP STOCKS. THE FUND IS PROVIDING THIS INFORMATION BECAUSE EACH OF THE THREE EMERALD MUTUAL FUNDS CAN INVEST IN SMALL-CAP STOCKS AND TYPICALLY DOES SO UNDER NORMAL CONDITIONS. THE SUMMARY IS BASED UPON INFORMATION DERIVED FROM PUBLICLY AVAILABLE DOCUMENTS AND IS NOT INTENDED TO PROVIDE COMPLETE COVERAGE OF THE SUBJECT.

WHAT IS A "SMALL-CAP" COMPANY?
Depending upon your source, the specific definition of a "small-cap company" can vary. Generally speaking, however, investors divide the total universe of publicly-traded companies into three categories: o Large-Cap, o Mid-Cap and o Small-Cap. This division is based on a company's MARKET CAPITALIZATION, or "market cap." A company's market cap is calculated by multiplying the number of its shares outstanding by its current price per share, so that a company with 1 million shares outstanding and a share price of $10 has a market cap of $10 million. A small-cap company is defined by the Funds' adviser as having an equal or smaller market cap as the largest company included in the Russell 2000 Index upon its annual reconstruction. (The Russell 2000 Index is an unmanaged index that measures the 2,000 smallest companies out of the 3,000 largest U.S. companies based on total market cap.) At its July, 2000 reconstruction, the largest company in the Russell 2000 had a market capitalization of $1.5 billion.

HOW MANY SMALL-CAP COMPANIES ARE THERE TO INVEST IN?
Again, it depends on your definition. The investment firm of Wilshire Associates tracks the performance of the publicly-traded stocks of about 7,200 U.S. companies in its Wilshire 5000 Index. Of these approximately 7,200 companies, the first 750 are considered "Large-Cap," the next 500 "Mid-Cap," and the remaining 5,950 are considered to be "Small-Cap" companies. In other words, there is a substantial universe of small-cap stocks in the U.S. equities market.

WHO INVESTS IN SMALL-CAP STOCKS?
There is an inverse relationship between the number of stocks in each market cap category (as shown above) and the number of mutual funds that invest in them. For example, a leading mutual funds database shows the following: o There are 2,397 mutual funds investing in "Large-Cap Stocks"; o There are only 855 mutual funds investing in "Small-Cap Stocks." These small-cap stocks are usually found on the NASDAQ and American Stock Exchanges, while a higher percentage of large-cap stocks are traditionally listed on the New York Stock Exchange. According to surveys by brokerage firms, o more than 60 percent of all companies listed on the NASDAQ Stock Exchange and American Stock Exchange have TWO OR FEWER analysts following the company, while

-- over 75% of all NYSE-listed stocks have MORE THAN TWO analysts following their companies.

WHAT DOES THIS LACK OF RESEARCH COVERAGE AND FEWER INVESTMENT DOLLARS IN SMALL-CAP STOCKS MEAN?
It can create an inefficient marketplace, which itself can create more opportunity - and more risk. While there are thousands of small-cap companies, most are very small, many are relatively young, and there can be a relative lack of depth and experience in management, and greater difficulties in accessing capital and funding to maintain and grow the business. But with relatively less analyst time and focus directed at small-cap companies, there is also the potential for rapid growth, positive earnings surprises and increased sponsorship from investors as the companies mature and grow.

HOW DO THE FUNDS' MANAGERS SEEK TO MINIMIZE THESE SMALL-CAP RISKS?
The cornerstone to our investment process is fundamental, bottom-up research. Simply put, we try to dig deep and to learn more. Our team of research analysts conducts a thorough investigation before the portfolio manager invests in a company. Whenever appropriate, the analysts will: o conduct an on-site visit to the company's headquarters; o visit its operating facilities; o interview the company's management; o talk with its suppliers, competitors, customers and employees; o produce a written internal report to present to the Fund's portfolio manager, detailing the key points why the company merits inclusion in the Fund portfolio, as well as its potential risks. The research staff usually meets with the portfolio management team twice each week to discuss potential investments and to review current holdings.

      WHY SHOULD I INVEST IN SMALL-CAP COMPANIES?
      Investments in Small-Cap companies can be an effective component of a properly diversified investment program. Smaller companies may offer more growth potential than larger companies because smaller companies are generally not as widely followed by institutional investment analysts as larger companies. The Fund's adviser believes that this lack of available information about smaller companies presents an opportunity for investment managers providing their own research analysis.
      Over shorter time spans, the performance of small-cap stocks and large-cap stocks can differ. During such time periods, the addition of small-cap stocks to a portfolio of large-cap stocks can broaden your exposure to different asset classes, lessening your exposure to any one asset class. Several studies have shown that over longer time periods small-cap stocks have performed competitively with large-cap stocks.

FOR BANKING AND FINANCE FUND INVESTORS:
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE BANKING AND FINANCIAL SERVICES INDUSTRIES
--------------------------------------------------------------------------------

THE FOLLOWING IS A BRIEF SUMMARY OF CERTAIN RISK FACTORS AND OTHER FACTORS AND STATISTICAL DATA DESCRIBING THE BANKING AND FINANCIAL SERVICES INDUSTRIES. THE SUMMARY IS BASED UPON INFORMATION DERIVED FROM PUBLICLY AVAILABLE DOCUMENTS AND IS NOT INTENDED TO PROVIDE COMPLETE COVERAGE OF THE SUBJECT.

 (I) WAVE OF CONSOLIDATIONS

-- At December 31, 1997, there were 9,943 commercial banks chartered in the United States. By comparison, there were 121 banks in all of Canada. o The FDIC has reported that the total number of U.S. banks and savings and loans has declined from over 17,300 in 1987 to 10,500 in 1997. Emerald Advisers, Inc., the Fund's investment adviser, expects this consolidation trend to continue as banks seek economies of scale and rely more heavily on expensive technologies as they expand their market share and geographic reach.

(II) CHANGES IN TRADITIONAL BANKING AND FINANCIAL SERVICE INDUSTRIES' REGULATORY AND OPERATING DISTINCTIONS

There are currently regulatory proposals which would make significant changes in the federal laws which govern the range of business and services in which federally regulated banks can engage. Some of these proposals would eliminate most of the distinctions between commercial and investment banks and would allow certain banks and their holding companies the ability to offer financial products and services such as insurance, mutual fund underwriting, and securities underwriting. These new opportunities may make some companies more attractive acquisition candidates.

(III) CHANGING DEMOGRAPHICS

As the large demographic segment of the American population known as "Baby Boomers" (traditionally defined as the 76.1 million Americans born between the years of 1946 and 1964) move nearer to their retirement years, much more attention has been focused on investments and savings. For example, according to the Investment Company Institute, the amount of money invested in U.S. mutual funds has grown from $51 billion in 1976 to $716 billion in 1986 to over $3.5 trillion in 1996.

(IV) SECURITIES OF COMPANIES IN THE FINANCIAL SERVICES INDUSTRY

Federal regulations limit investments in the securities of companies that derive more than 15% of their gross revenues from securities-related activities (including activities as a broker, dealer, underwriter, or investment adviser). The Competitive Equality Banking Act of 1987 requires that with respect to at least 75% of the total assets of a fund, investments in bank securities are limited to no more than 5% of the fund's total assets. The Fund intends to comply with these restrictions.

(V) SPECIAL FACTORS AFFECTING INVESTMENTS IN BANKING AND FINANCIAL SERVICES COMPANIES

The Fund's investments and performance returns will be affected by general market and economic conditions as well as other risks specific to the banking and financial services industries. Banking and financial services companies are subject to extensive government regulation. This regulation may limit both the amount and types of loans and other financial commitments a banking or financial services company (such as an insurance company) can make as well as the interest rates and fees it can charge.

These limitations may have a significant impact on the profitability of a banking or financial services company since that company's profitability is attributable, at least in part, to its ability to make financial commitments such as loans. Profitability is to a significant degree dependent upon the availability and cost of capital funds. The financial difficulties of borrowers can negatively impact the industry to the extent that borrowers may not be able to repay loans made by banking or financial services companies. Economic conditions in the real-estate market may have a particularly strong impact on certain banks and savings associations.

Insurance companies may be subject to severe price competition, claims activity, marketing competition, and general economic conditions. Particular insurance lines will also be influenced by specific circumstances. For example, property and casualty insurer profits may be affected by weather catastrophes or other disasters, while life and health insurer profits may be affected by mortality risks and morbidity rates. Also, individual insurance companies may be subject to material risks including reserve funds which are inadequate to pay claims and failures by reinsurance carriers. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risk inherent in securities trading and underwriting activities.

There are current legislative proposals to reduce the separation between commercial and investment banking businesses. If enacted, the legislation could significantly impact the industry. While banks may be able to expand the services they offer (which are currently typically limited to certain non-securities activities such as making loans and accepting deposits), expanded powers related to securities activities could expose banks to well-established competitors, particularly as the distinctions between banks and other financial services companies erode. The broadening of bank powers to include multi-state operations and diversification of operations can also expose certain banks to well-established competitors in new areas of operations. The financial services industry itself continues to undergo significant change, resulting from industry-wide consolidation as well as continuing new product development and further regulatory initiatives.

FOR TECHNOLOGY FUND INVESTORS:
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE TECHNOLOGY SECTOR
--------------------------------------------------------------------------------

THE FOLLOWING IS A BRIEF SUMMARY OF CERTAIN FACTORS AND STATISTICAL DATA DESCRIBING THE TECHNOLOGY SECTOR. THE SUMMARY IS BASED UPON INFORMATION DERIVED FROM PUBLICLY AVAILABLE DOCUMENTS AND IS NOT INTENDED TO PROVIDE COMPLETE COVERAGE OF THE SUBJECT.

The Fund's Adviser has identified the following industries as components of the technology sector:

-    AEROSPACE AND DEFENSE
-    BIOTECHNOLOGY
- COMPUTERS (such as companies involved in information technology, memory devices, LANs, mainframes, personal computers, peripheral equipment, voice recognition, networking products, virtual reality products, etc.)
-    OFFICE AND BUSINESS EQUIPMENT
-    SEMICONDUCTORS
- SOFTWARE (such as companies involved in applications, communications, educational, entertainment, Internet, network, Year 2000 and optical recognition software, computer graphics, data processing and management, Internet content and medical information systems)
- TELECOMMUNICATIONS (such as companies involved in cellular, digital and satellite telecommunications and voice processing)
- TELECOMMUNICATIONS EQUIPMENT (such as companies involved in fiber optics and wireless equipment). This listing is not meant to be all-inclusive, as newer technologies are continually being developed and introduced.

The Fund's Adviser believes that the technology sector will continue to grow over the long-term based on three major thematic trends:

INCREASING SPENDING BY U.S. CORPORATIONS to achieve technological advances and efficiencies for increased earnings. In August of 2000, the unemployment rate in the U.S. stood at 4.1%, and in 1999 equaled its lowest rate in 30 years. This "tight" labor market has made it increasingly difficult for corporations to hire and retain skilled workers. Instead, many corporations direct working capital to fund technology-based solutions that make existing workers more productive. Due in part to technology adopted by U.S. corporations, the U.S. worker is ranked as the most productive in the world (as measured by GDP per worker). According to a study by the U.S. Department of Commerce, by 2006 almost half of the U. S. workforce will be employed by industries that are either major producers or intensive users of information technology ("IT") products and services. Between 1995 and 1998 IT-producing industries (i.e., producers of computer and communications hardware, software, and services), while accounting for only about 8 percent of U.S. GDP, contributed on average 35 percent of the nation's real economic growth.

THE EXPORTING OF U.S. TECHNOLOGY OVERSEAS, and the continuing worldwide expansion of technology companies. Emergence of the "global economy" in the 1990's has accelerated the pace of exporting of U.S. technology-based goods and services. International trade agreements like NAFTA and the emergence of Western-style open market economies in Eastern Europe has opened new markets for U.S. companies. According to a study by the Department of Commerce, between 1993 and 1998, exports of goods by IT-producing industries registered 11.9 percent annual growth (against 7.6 percent for all other types of goods). U.S. firms have continued to make a strong showing in the high-end segments of the IT product market: computers, semiconductor devices, and instruments, according to the study.

THE CONTINUING GROWTH AND ACCEPTANCE OF THE INTERNET as a means of commerce, communication and information on a global basis. According to Nua, an Internet strategy firm, as of May 1999, 171 million people across the globe had access to the Internet, over half of them in the United States and Canada. Over 100 million American adults were estimated to be using the Internet in a November, 1999 study. The U.S. ranked first in a 1998 study measuring the percentage of a nation's population with Internet access. The worldwide Internet economy will pass the $1 trillion mark in 2001. By 2003, it will be approximately $3 trillion, according to a 1999 report. The report stated that Western Europe e-commerce spending will increase at a compound annual growth rate of 138% from $5.6 billion in 1998 to $430 billion by 2003, and in Asia the number of Internet users will almost quadruple from 21 million in 1998 to more than 81 million by 2003. During the same time, e-commerce spending in Asia will surge from $2.7 billion to $72 billion.

EMERALD GROWTH FUND
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Growth Fund's financial performance for the past five years. Prior to July 1, 2001 the Growth Fund was named the Emerald HomeState Pennsylvania Growth Fund and focused on a specific geographic region within the U.S. Certain information reflects financial results for a single Growth Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund shares (assuming the reinvestment of all dividends and distributions). This information, excepting for the six months ended December 31, 2000, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Growth Fund's financial statements, are incorporated by reference in the Statement of Additional Information (SAI) which is available upon request.


------------------------------------------------------------------------------------------------------------------------------------
                                                                       PERIODS    ENDED**
                                             ---------------------------------------------------------------------------------------

                                                 12/31/00              6/30/00       6/30/99        6/30/98      6/30/97   6/30/96

                                            CLASS C++  CLASS A++
                                            ---------  ---------
                                                (Unaudited)

Net Asset Value, Beginning of Period         $18.31       $18.31        $11.70         $13.03       $10.78        $10.63    $ 7.84
Income from Investment Operations
Net investment loss                           (0.07)(2)    (0.02)(2)     (0.12)(1)      (0.01)(1)    (0.05)(1)     (0.03)    (0.04)
Net realized and unrealized gain on
     investments                              (2.47)       (2.47)         7.79          (1.18)        2.70          0.89      3.09
                                             ---------------------------------------------------------------------------------------
Total from investment operations              (2.54)       (2.49)         7.67          (1.19)        2.65          0.86      3.05
                                             ---------------------------------------------------------------------------------------
Less Distributions from net realized gains    (4.18)       (4.18)        (1.06)         (0.14)       (0.40)        (0.71)    (0.26)
                                             ---------------------------------------------------------------------------------------
Net asset value at end of period             $11.59       $11.64        $18.31         $11.70       $13.03        $10.78    $10.63
                                             =======================================================================================
Total Return*                                (16.16)%(3)  (15.84)%(3)    66.58%        (9.24%)       25.04%         9.56%    39.94%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s omitted)     $1,024     $108,245      $136,649        $98,977     $135,437       $89,577   $55,828
Ratio of expenses to average net assets        2.15%(4)     1.50%(4)      1.45%          1.56%        1.49%         1.77%     1.85%
Ratio of net investment loss to average net
    assets                                    (0.98)%(4)   (0.33)%(4)    (0.66)%        (0.11)%      (0.45)%       (0.39)%   (0.58)%
Portfolio turnover rate5                         27%          27%          102%            88%          51%           50%       66%

------------------------------------------------------------------------------------------------------------------------------------

* Total return does not reflect 4.75% and 2.00% maximum sales charge for Class A and Class C, respectively.
**   Data reflects 2 for 1 stock split which occurred on December 29, 1997.
++ On July 1, 2000 the Class C shares became effective and the existing class of shares was designated Class A Shares. 1 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(3)  Not annualized.
(4)  Annualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


BANKING AND FINANCE FUND
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Select Banking and Finance Fund's financial performance since it commenced operations on February 18, 1997. Prior to October 20, 1998, the Fund was named the HomeState Select Opportunities Fund and pursued a different objective. Certain information reflects financial results for a single Banking and Finance Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund shares (assuming the reinvestment of all dividends and distributions). This information, excepting for the six months ended December 31, 2000, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Banking and Finance Fund's financial statements, are incorporated by reference in the SAI which is available upon request.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                        PERIODS ENDED
------------------------------------------------------------------------------------------------------------------------------------
                                                        12/31/00       6/30/00        6/30/99      6/30/98       6/30/97+
------------------------------------------------------------------------------------------------------------------------------------
                                             CLASS C++ CLASS A++
                                             --------- ---------
                                                 (Unaudited)

Net Asset Value, Beginning of Period         $11.20       $11.20        $13.36         $13.42       $11.70        $10.00
Income from Investment Operations
Net investment income                         0.072        0.102          0.08          (0.01)(1)    (0.20)(1)     (0.03)
Net realized and unrealized gain
    on investments                             2.35         2.35         (2.20)         (0.05)        2.46          1.73
                                             ---------------------------------------------------------------------------
Total from investment operations               2.42         2.45         (2.12)         (0.06)        2.26          1.70
                                             ---------------------------------------------------------------------------
Less Distributions
Dividends from net investment income          (0.17)       (0.17)        (0.03)         --           --            --
Dividends in excess of net investment income    --        --             (0.01)         --           --            --
Distributions from net realized gains           --        --              --            --           (0.54)        --
                                             ---------------------------------------------------------------------------
Total distributions                           (0.17)       (0.17)        (0.04)         --           (0.54)        --
                                             ---------------------------------------------------------------------------
Net asset value at end of period             $13.45       $13.48        $11.20         $13.36       $13.42        $11.70
                                             ===========================================================================
Total Return*                                 21.72%(3)    21.99%(3)    (15.91)%        (0.45)%      19.56%        17.00%(3)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000s omitted)       $446      $12,342       $10,947        $13,131      $17,426        $5,628
Ratio of expenses to average net assets
     before reimbursement by Adviser           3.48%(4)     2.83%(4)      2.60%          2.60%        2.59%         8.10%(4)
Ratio of expenses to average net assets
     after reimbursement by Adviser6           3.00%(4)     2.35%(4)      2.35%          2.35%        2.35%         2.35%(4)
Ratio of dividends on short positions to
     average net assets                         --          --            --             --           0.02%          --
Ratio of net investment income (loss) to
     average net assets before
     reimbursement by Adviser                  0.54%(4)     1.19%(4)      0.51%         (0.31%)      (1.99)%       (6.85)% (4)
Ratio of net investment income (loss)
     to average net assets after
     reimbursement by Adviser                  1.02%(4)     1.67%(4)      0.76%         (0.05%)      (1.75)%       (1.10)% (4)
Portfolio turnover rate5                         19%          19%           46%           158%         115%           59%
------------------------------------------------------------------------------------------------------------------------------------

+    From commencement of operations: February 18, 1997
++ On July 1, 2000 the Class C Shares became effective and the existing class of shares was designated Class A Shares. * Total return does not reflect 4.75% and 2.00% maximum sales charge for Class A and Class C, respectively.
1 Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
2 Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
3    Not annualized.
4    Annualized.
5 Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
6 The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the periods ended December 31, 2000, June 30, 2000, 1999, 1998 and 1997 were 3.00% (Class C) and 2.35%
     (Class A), 2.35%, 2.35%, 2.37% and 2.35%, respectively.

TECHNOLOGY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Technology Fund's financial performance since it commenced operations on October 31, 1997. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector. Certain information reflects financial results for a single Technology Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund shares (assuming the reinvestment of all dividends and distributions). This information, excepting for the six months ended December 31, 2000, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Technology Fund's financial statements, are incorporated by reference in the SAI which is available upon request.

------------------------------------------------------------------------------------------------------------------------
                                                                                                PERIODS ENDED
                                                   ---------------------------------------------------------------------
                                                                      12/31/00      6/30/00      6/30/99       6/30/98+
                                                                       --------      -------      -------       -------
                                                             CLASS C++CLASS A++
                                                             -------  -------
                                                                    (Unaudited)

------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                      $29.59        $29.59         $12.17       $12.09        $10.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations
Net investment loss1                                       (0.29)        (0.26)         (0.55)       (0.22)        (0.16)
Net realized and unrealized gain on investments            (9.08)        (9.07)         18.62         0.30          2.25
                                                   ---------------------------------------------------------------------
Total from investment operations                           (9.37)        (9.33)         18.07         0.08          2.09
                                                   ---------------------------------------------------------------------
Less Distributions from net realized gains                 (4.00)        (4.00)         (0.65)         --          --
                                                   ---------------------------------------------------------------------
Net asset value at end of period                          $16.22        $16.26         $29.59       $12.17       $ 12.09
                                                   =====================================================================
Total Return*                                             (35.65)%(2)   (35.50)%(2,1)  148.95%        0.66%        20.90%(2)
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (000s omitted)                    $410       $11,509        $19,390     $  9,056       $10,973
Ratio of expenses to average net assets
     before reimbursement by Adviser                        3.44%(3)      2.94%(3)       2.67%(3,6)   3.01%         5.29%(3)
Ratio of expenses to average net assets
     after reimbursement by Adviser                         3.40%(3,6)    2.90%(3,6)       na(4)      2.90%(6)      2.90%(6)
Ratio of dividends on short positions to
     average net assets                                     0.00%(3)      0.00%(3)       0.02%        0.04%         0.03%(3)
Ratio of net investment loss to average net
    assets before reimbursement by Adviser                (2.74)%(3)     (2.24)%(3)     (2.17)%      (2.27%)       (4.56)%(3)
Ratio of net investment loss to average net
     assets after reimbursement by Adviser                 (2.70)%(3)    (2.20)%(3)        na(4)     (2.16%)       (2.17)%(3)
Portfolio turnover rate5                                      57%           57%           199%         200%           44%


+    From commencement of operations: October 31, 1997.
++   On July 1, 2000, the Class C Shares became effective and the existing class of shares was designated Class A Shares.
*    Total return does not reflect 4.75% and 2.00% maximum sales charge for
     Class A and Class C, respectively.
1    Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
2    Not Annualized.
3    Annualized.
4    Not applicable: no reimbursements were made by the Adviser.
5    Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
6    The operating expense ratio excludes dividends on short positions. The ratio including dividends on short positions for the periods ended December
     31, 2000, June 30, 2000, 1999 and 1998 were 3.40% (Class C) and 2.90%
     (Class A), 2.69%, 2.94% and 2.93%, respectively.
------------------------------------------------------------------------------------------------------------------------------------

                              FOR MORE INFORMATION


Additional information about the Emerald Mutual Funds is available free upon request.
-- ANNUAL REPORT AND SEMI-ANNUAL REPORT: Describes the fund's performance, lists portfolio holdings and contains a letter from the Funds' portfolio manager discussing recent market conditions, economic trends and fund strategies.
-- STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes a description of the Funds' trustees and officers, a list of investment policies and restrictions, as well as more detail about the management and operations of each Fund. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

TO RECEIVE ANY OF THESE DOCUMENTS:


           BY TELEPHONE
           Toll-Free in the U.S.
           (800) 232-0224
           Overseas and Local (Lancaster, PA)
           (717) 396-1116

           BY MAIL
           Firstar Mutual Fund Services, LLC
           P.O. Box 701
           Milwaukee, WI 53201-0701

ON THE INTERNET
Text-only versions of fund documents can be viewed online or downloaded from the SEC's website at: HTTP://WWW.SEC.GOV

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (phone 1-202-942-8090), or by sending your request, and a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or to the SEC's Public Reference Section, Washington, DC 20549-0102.

SEC file number: 811-6722

                             THE EMERALD GROWTH FUND
                   THE EMERALD SELECT BANKING AND FINANCE FUND
                       THE EMERALD SELECT TECHNOLOGY FUND

                        CLASS A SHARES AND CLASS C SHARES



--------------------------------------------------------------------------------
                                   PROSPECTUS
--------------------------------------------------------------------------------
                               DATED JULY 1, 2001

















                           The Securities and Exchange
                         Commission has not approved any
                       Fund's shares or determined whether
                         this Prospectus is accurate or
                                    complete.
                              Anyone who tells you
                        otherwise is committing a crime.

                           Items Required by Form N-1a

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Form N-1A                                       Location in
Item Number          Description                Prospectus
---------------      ---------------            -----------
10.a                 Cover Page                 Cover Page
   b.                Table of                   Table of Contents
                     Contents

11.                  Fund History               ADDITIONAL INFORMATION
                                                CONCERNING INVESTMENT
                                                OBJECTIVES AND
                                                POLICIES -- General

12.                  Description                ADDITIONAL
                     of Funds and               INFORMATION
                     their and risks            CONCERNING INVESTMENT
                                                OBJECTIVES AND
                                                POLICIES; ADDITIONAL
                                                INFORMATION ABOUT
                                                OTHER INVESTMENT
                                                TECHNIQUES; ADDITIONAL GENERAL
                                                FUND INFORMATION

13.                  Management                 MANAGEMENT OF THE
                     of the Funds               FUNDS -- Board of Trustees
                                                and Other Officers of the Trust

14.                  Control Persons            MANAGEMENT OF THE
                     and Principal              FUNDS -- Persons Controlling
                     Holders of                 the Funds
                     Securities

15.                  Investment                 MANAGEMENT OF THE
                     Advisory  and              FUNDS -- Investment Adviser
                     Other Services             and Other Service Providers

16.                  Brokerage                  ADDITIONAL BROKERAGE
                     Allocation and             ALLOCATION
                     Other Practices            INFORMATION

17.                  Capital Stock and          ADDITIONAL GENERAL
                     and Other Securities       FUND INFORMATION --

                                                Description of Shares and
                                                Voting Rights; ADDITIONAL
                                                PURCHASE AND REDEMPTION
                                                INFORMATION -- Redemption
                                                Information

18.                  Purchase, Redemption,      ADDITIONAL PURCHASE
                     and Pricing of Shares      AND REDEMPTION
                                                           INFORMATION
19.                  Taxation of the Funds      ADDITIONAL DIVIDEND,
                                                           DISTRIBUTIONS & TAXES
                                                           INFORMATION -- Taxes,
                                                           Other Tax Information

20.                  Underwriters               MANAGEMENT OF THE
                                                    FUNDS -- Investment Adviser
                                                    and Other Service Providers
                                                    -- Investment Adviser and
                                                    Principal Underwriter

21.                  Calculation of             MEASURING PERFORMANCE
                     Performance Data

22.                  Financial Statements       FINANCIAL STATEMENTS

             STATEMENT OF ADDITIONAL INFORMATION DATED JULY 1, 2001

                              EMERALD MUTUAL FUNDS
                             THE EMERALD GROWTH FUND
                   THE EMERALD SELECT BANKING AND FINANCE FUND
                       THE EMERALD SELECT TECHNOLOGY FUND
                        CLASS A SHARES AND CLASS C SHARES

This Statement of Additional Information contains information which may be useful to investors but which is not included in the Prospectus of The HomeState Group (the "Trust"), and its three operating series funds: The Emerald Growth Fund, The Emerald Select Banking and Finance Fund and The Emerald Select Technology Fund (the "Funds"). This Statement is not a Prospectus and should be read in conjunction with the Funds' Prospectus. This Statement is only authorized for distribution when accompanied or preceded by a copy of the Funds' Prospectus dated July 1, 2001. You may obtain a free copy of the Prospectus by writing the Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling (800)232-0224.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Additional Information Concerning Investment Objectives and Policies.........2

          Fundamental Investment Restrictions................................2

          Other Investment Policies..........................................4

Additional Information About Other Investment Techniques.....................6

Additional Fund Valuation Information........................................7

Additional General Fund Information..........................................8

Additional Purchase and Redemption Information...............................9

          Reduced Sales Charge Plans ........................................9

Additional Dividend, Distributions & Taxes Information......................17

          Dividends & Distributions.........................................17

          Taxes.............................................................17

Management of the Funds.....................................................18

          Board of Trustees and Officers of the Trust.......................18

          Persons Controlling the Funds.....................................21

          Investment Adviser and Other Services Providers ..................23

          The Distribution Plans............................................27

Additional Brokerage Allocation Information.................................28

Measuring Performance.......................................................29

Financial Statements........................................................30

Appendix A - Description of Ratings........................................A-i

Appendix B - Hedging Strategies............................................B-i

      ADDITIONAL INFORMATION CONCERNING INVESTMENT OBJECTIVES AND POLICIES

GENERAL
The HomeState Group, an open-end management company, is registered as a "series" fund, whereby each individual series of the Trust, in effect, represents a separate mutual fund with its own objectives and policies. Currently, there are three series: The Emerald Growth Fund (the "Growth Fund"), The Emerald Select Banking and Finance Fund (the "Banking and Finance Fund") and The Emerald Select Technology Fund (the "Technology Fund"). Information about all three series is contained herein. In the likely event that further series' of the Trust are introduced, these new series would have their own separate objectives and policies and would be disclosed here as such. The Funds' investment adviser is Emerald Advisers, Inc. ("Emerald" or the "Adviser").

The Growth Fund's objective is long-term growth through capital appreciation. The Fund seeks to achieve this goal mainly by investing in a diversified portfolio of equity securities. Prior to July 1, 2001, the Growth Fund was named the Emerald HomeState PA Growth Fund and invested a minimum 65% of its assets in companies headquartered or with significant operations in the Commonwealth of Pennsylvania. The Fund's annual portfolio turnover rate is not anticipated to exceed 100% and was 102% for the fiscal year ended June 30, 2000.

The Banking and Finance Fund's objective is long-term growth through capital appreciation. Income is a secondary objective. To pursue its objective, the Fund will, under normal circumstances, invest at least 65% of its total assets in the equity securities of companies principally engaged in the banking and financial services industries. While the Fund can invest in companies headquartered anywhere in the United States and of varying size, it will usually emphasize companies located in the Mid-Atlantic states (defined by the Adviser as Pennsylvania, Maryland, New Jersey, Delaware, Virginia, Ohio, West Virginia and New York) and smaller companies: those with a market capitalization of less than $1.5 billion. The Fund's annual portfolio turnover rate is not anticipated to exceed 80% and was 46% for the fiscal year ended June 30, 2000. Prior to October 20, 1998, the Banking and Finance Fund was named the HomeState Select Opportunities Fund, and was a non-diversified fund which did not focus on the banking and financial services industries.

         The Technology Fund's investment objective is to seek capital appreciation. To pursue its objective, the Fund will, under normal conditions, invest at a minimum 65% of its total assets in a non-diversified portfolio of equity securities of public companies in the technology sector. For investment purposes, the technology sector is defined as a broad range of industries comprised of companies that produce and/or develop products, processes or services that will provide or will benefit significantly from technological advances and improvements (i.e. research and development). The Fund can invest a larger percentage of its assets in a particular company, and will focus on those companies identified by the Fund's Adviser as having what it believes are superior prospects for price appreciation. Prior to February 29, 2000, the Fund was named the HomeState Year 2000 Fund and its investment objective focused on a specific industry within the technology sector. The Fund's annual portfolio turnover rate is expected to not exceed 200% and was 199% for the fiscal year ended June 30, 2000.

FUNDAMENTAL INVESTMENT RESTRICTIONS
         The following investment policies and restrictions may not be changed without the approval of a majority of each Fund's outstanding shares. For these purposes, a majority of shares of each Fund is defined as the vote, at a special meeting of the shareholders of the Fund duly called, of more than fifty percent (50%) of the Fund's outstanding voting securities.

The Growth Fund may not:

         1 Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government).

         2 Invest more than 15% of total assets in one industry.

         3 Invest in, write, or sell put or call options, straddles, spreads or combinations thereof.

         4 Make short sales.

         5 Borrow money, except from a bank. Such borrowing shall be permitted for temporary or emergency purposes only (to facilitate the meeting of redemption requests), and not for investment purposes. Such borrowing cannot exceed fifteen percent (15%) of the Fund's current total assets, and will be repaid before any additional investments are purchased. The Fund will not purchase securities when borrowing exceeds 5% of total assets
 .
         6 Pledge, mortgage or hypothecate assets, except to secure borrowings permitted by Item (5) above, and then only pledge securities not exceeding ten percent (10%) of the Fund's total assets (at current value).

         7 Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

The Banking and Finance Fund may not:

         1 Invest more than 5% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government).

         2 Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in the banking industry and not less than 25% of its total assets in securities of companies principally engaged in the financial services industry. Borrow money, except from a bank or for purposes of purchasing securities on margin (provided that such purchases may not exceed 120% of total assets taken at current value); such borrowing will be limited to no more than 5% of net assets.

The Technology Fund may not:

         1 Invest more than 25% of the value of its assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the United States Government), nor, with respect to at least 50% of its total assets, invest more than 5% of the value of such assets in the equity or debt of one issuer (other than obligations issued or guaranteed by the U.S. Government).

         2. Invest more than 25% of total assets in one industry, except that the Fund shall, under normal conditions, invest not less than 25% of its total assets in securities of companies principally engaged in any of the industries that comprise the technology sector. Such industries include the aerospace and defense, biotechnology, computers, office and business equipment, semiconductors, software, telecommunications, and telecommunications equipment industries.

         3 Issue or sell senior securities, except that the Fund may engage in options, futures and/or short-selling strategies provided the Fund either (i) sets aside liquid, unencumbered, daily marked-to-market assets in a segregated account with its custodian in amounts as prescribed by pertinent SEC guidelines, or (ii) holds securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options or futures contracts used for cover will not be sold or closed out while such strategies are outstanding, unless they are replaced with similar assets.

         4 Borrow money, except from a bank or for purposes of purchasing securities on margin (provided that such purchases may not exceed 120% of total assets taken at current value). Such borrowing will be limited to no more than 5% of total net assets.

The Funds may not :

Issue or sell senior securities, except that the Technology Fund may invest in certain types of senior securities as noted in paragraph (3) directly above; Purchase or sell commodities, commodity contracts or futures contracts.

         3 Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws;

         4 Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate that are issued or backed by the United States Government, its agencies or instrumentalities;

         5 Purchase or hold the securities of any issuer if the officers or directors of the Fund or its investment Adviser (i) individually own more than one-half of one percent (0.5%) of the outstanding securities of the issuer, or
(ii) collectively own more than five percent (5%) of the outstanding securities;

         6 Acquire more than ten percent (10%) of the voting securities of any issuer; or make investments for the purpose of gaining control of a company's management;

         7 Invest in the securities of other investment companies (except in no-load, open-end money market mutual funds, and except in the case of acquiring such companies through merger, consolidation or acquisition of assets). The Fund will not invest more than ten percent (10%) of its total current assets in shares of other investment companies nor invest more than five percent (5%) of its total current assets in a single investment company. When investing in a money market mutual fund, the Fund will incur duplicate fees and expenses; or

         8 Make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than twenty-five percent (25%) of its total assets (taken at current value).

         The aforementioned investment limitations are considered at the time the investment securities are purchased.

OTHER INVESTMENT POLICIES

           In addition to the fundamental investment restrictions listed above, the Funds have also adopted the following non-fundamental investment policies. These policies may be changed by the Funds' Board of Trustees without shareholder approval.



The Growth Fund:

         1. Will not buy or sell oil, gas or other mineral leases, rights or royalty contracts;

         2. Will not invest in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

         3. Will not invest in warrants (a warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period); and

         4. Will not invest more than five percent (5%) of its total assets (at current value) in securities of companies, including predecessor companies or controlling persons, having a record of less than three years of continuous operation.

The Banking and Finance Fund:

         1. Will not invest more than 15% of its total assets (at current value) in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

         2. May engage in options strategies with respect to less than 5% of the Fund's net assets, in which the Fund will either: (i) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund's custodian in the prescribed amount; or (ii) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities, currencies or other options or futures contracts used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets;

         3. May not write put or call options having aggregate exercise prices equal to or greater than 5% of the Fund's net assets, except with respect to options attached to or acquired with or traded together with their underlying securities and securities that incorporate features similar to options;


3. May make short sales in total amounts that equal less than 5% of the Fund's net assets.

The Technology Fund:

           1. Will not invest more than 15% of net assets in illiquid securities (including illiquid equity securities, repurchase agreements and time deposits with maturities or notice periods of more than 7 days, and other securities which are not readily marketable, including securities subject to legal or contractual restrictions on resale);

           2. May not write options (whether on securities or securities indexes) or initiate further short-sale positions if aggregate exercise prices of previously written outstanding options, together with the value of assets used to cover outstanding short-sale positions, would exceed 25% of the Fund's total net assets.

           3. Will not purchase or sell non-hedging futures contracts or related options if aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's total assets. For purposes of this limitation, unrealized profits and unrealized losses on any open contracts are taken into account, while the in-the-money amount of an option that is, or was, in-the-money at the time of purchase is excluded.

The Funds:

         1. Will not invest in foreign currencies or foreign options and will not invest more than 5% of its total assets (at current value) in foreign securities;

         2. Will not issue long-term debt securities;

         3. Will not invest more than ten percent (10%) of its total assets (at current value) in repurchase agreements, and will not invest in repurchase agreements maturing in more than seven days. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund's cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Funds. Repurchase agreements involve certain risks, including seller's default on its obligation to repurchase or seller's bankruptcy. The Fund will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Fund will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds' management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

           4. May invest their cash for temporary purposes in commercial paper, certificates of deposit, money market mutual funds, repurchase agreements (as set forth in Item 7 above) or other appropriate short-term investments. Commercial paper must be rated A-1 or A-2 by Standard & Poor's Corporation ("S & P") or Prime-1 or Prime-2 by Moody's Investor Services ("Moody's"), or issued by a company with an unsecured debt issue currently outstanding rated AA by S & P or Aa by Moody's, or higher. For more information on ratings, see "Appendix A:
Description of Ratings" in this Statement. Certificates of Deposit ("CD's") must be issued by banks or thrifts which have total assets of at least $1 billion. In the case of a bank or thrift with assets of less than $1 billion, the Funds will only purchase CD's from such institutions covered by FDIC insurance, and only to the dollar amount insured by the FDIC.

           5. May invest in securities convertible into common stock, but only when the Funds' Adviser believes the expected total return of such a security exceeds the expected total return of common stocks eligible for investment; (In carrying out this policy, the Funds may purchase convertible bonds and convertible preferred stock which may be exchanged for a stated number of shares of the issuer's common stock at a price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time of purchase of the convertible security. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. While the value of the convertible securities will usually vary with the value of the underlying common stock and will normally fluctuate inversely with interest rates, it may show less volatility in value than the non-convertible securities. A risk associated with the purchase of convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained. The Funds will purchase only those convertible securities which have underlying common stock with potential for long-term growth in the Adviser's opinion. The Funds will only invest in investment-grade convertible securities (Those rated in the top four categories by either Standard & Poor's Corporation ("S & P") or Moody's Investor Services, Inc. ("Moody's") - See "Appendix: Description of Ratings" in this statement).

         6. Will maintain their portfolio turnover rate at a percentage consistent with their investment objective, in the case of the Growth Fund and the Banking and Finance Fund: long-term growth, in the case of the Technology
Fund: appreciation of capital. The Funds will not engage primarily in trading for short-term profits, but they may from time to time make investments for short-term purposes when such trading is believed by the Funds' Adviser to be desirable and consistent with a sound investment policy. The Funds may dispose of securities whenever the Adviser deems advisable without regard to the length of time held. The Funds are not expected to exceed the following portfolio turnover rates on an annual basis: Growth Fund - 100%; Banking & Finance Fund - 80%; Technology Fund - 200%.

            ADDITIONAL INFORMATION ABOUT OTHER INVESTMENT TECHNIQUES

           Both the Banking and Finance Fund and the Technology Fund can utilize certain options and short-selling strategies. See "Appendix B: Options and Short-Selling Strategies" for a complete discussion of these strategies and the risks involved.

           The Funds may also invest up to 35 percent of the value of their total assets in preferred stocks, investment-grade corporate bonds and notes, and high-quality short-term debt securities such as commercial paper, bankers' acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks and United States branches and subsidiaries of foreign banks. (The price of debt securities in which the Funds invest are likely to decrease in times of rising interest rates. Conversely, when rates fall, the value of the Funds' debt securities may rise. Price changes of these debt securities held by the Funds have a direct impact on the net asset value per share of the Funds. Investment grade corporate bonds are generally defined by the four highest rating categories by Standard & Poor's Corporation ("S & P") and Moody's Investors Services ("Moody's"): AAA, AA, A or BBB by S & P and Aaa, Aa, A and Baa by Moody's. Corporate bonds rated BBB by S & P or Baa by Moody's are regarded as having an adequate capacity to pay principal and interest but with greater vulnerability to adverse economic conditions and speculative characteristics (See "Appendix A" of the Funds' Statement of Additional Information for further information). The Funds will make use of these short-term instruments primarily under those circumstances where it has cash to manage for a brief time period (i.e. after receiving dividend distributions, proceeds from the sale of portfolio securities or money from the sale of Fund shares to investors).

         The Funds will not engage in direct investment in real estate or real estate mortgage loans, except those instruments issued or guaranteed by the United States Government. The mortgage-related instruments in which the Funds may invest include those issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC") (collectively, the "Mortgage-Related Instruments"). The underlying mortgages which collateralize Mortgage-Related Instruments issued by GNMA are fully guaranteed by the Federal Housing Administration or Veteran's Administration, while those collateralizing Mortgage-Related Instruments issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints. Mortgage-Related Instruments provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income and the capital portion will be reinvested. Unlike conventional bonds, Mortgage-Related Instruments pay back principal over the life of the Mortgage-Related Instrument rather than at maturity. At the time that a holder of a Mortgage-Related Instrument reinvests the payments and any unscheduled prepayment of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing Mortgage-Related Instruments. As a consequence, Mortgage-Related Instruments may be a less effective means of "locking-in" long-term interest rates than other types of U.S. government securities. While Mortgage-Related Instruments generally entail less risk of a decline during periods of rapidly rising interest rates, they may also have less potential for capital appreciation than other investments with comparable maturities because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if Mortgage-Related Instruments are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of premium paid. Conversely, if Mortgage-Related Instruments are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal would increase current and total returns and would be taxed as ordinary income when distributed to shareholders.

                      ADDITIONAL FUND VALUATION INFORMATION

           Each Fund determines its net asset value per share daily by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. Each Fund's net asset value per share is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") every day the Exchange is open for trading. The Exchange closes at 4:00 p.m. Eastern Time on a normal business day. Presently, the Exchange is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         Securities of the Funds listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are not traded in the over-the-counter market on any given day will be valued at the mean between the last bid and ask price in the market on that day, if any. Securities for which market quotations are not readily available or not deemed representative of actual market values and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair market value, the Trustees may employ an independent pricing service.

         Short-term investments with less than sixty days remaining to maturity when acquired by the Funds will be valued on an amortized cost basis by the Funds, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Funds acquire a short-term security with more than sixty days to maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such sixty day period that this amortized cost value does not represent fair market value.


                       ADDITIONAL GENERAL FUND INFORMATION

DESCRIPTION OF SHARE AND VOTING RIGHTS

         The HomeState Group was organized as a Pennsylvania common law trust on August 26, 1992. Shares of the Trust do not have preemptive or conversion rights, and are fully-paid and non-assessable when issued. Since The HomeState Group is organized as a Pennsylvania common law trust, it is not required to hold annual meetings, and does not intend to do so, except as required by the Act or other applicable Federal or state law. The Trust will assist in shareholder communications as required by Section 16(c) of the Act. The Act does require initial shareholder approval of each investment advisory agreement and election of Trustees. Under certain circumstances, the law provides shareholders with the right to call for a special shareholders meeting for the purpose of removing Trustees or for other proper purposes. Shares are entitled to one vote per share, and do not have cumulative voting rights.

         The Declaration of Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest without par value from separate Series of shares. Currently the Trust is offering shares of three Series. Additional series may be added in the future by the Board of Trustees. The Trustees have authorized the division of each Series into two Classes: Class A and Class C shares. Each share of each Series and Class when issued has equal dividend, distribution, liquidation and voting rights within the Series or Class for which it was issued.

         The shares of the Trust are fully paid and nonassessable except as set forth under "Shareholder and Trustee Liability" and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust have no preemptive rights. The shares of the Trust have non-cumulative voting rights which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote, irrespective of the series or class, shall be voted in the aggregate and not by series or class except that shares shall be voted as a separate series or class with respect to matters affecting that series or class or as otherwise required by applicable law.

         The Trust will continue without limitation of time, provided however that:

         1) Subject to the majority vote of the holders of shares of any Series of the Trust outstanding, the Trustees may sell or convert the assets of such Series to another investment company in exchange for shares of such investment company and distribute such shares ratably among the shareholders of such Series;

         2) Subject to the majority vote of shares of any Series of the Trust outstanding, the Trustees may sell and convert into money the assets of such Series and distribute such assets ratably among the shareholders of such Series; and

         3) Without the approval of the shareholders of any Series, unless otherwise required by law, the Trustees may combine the assets of any two or more Series into a single Series so long as such combination will not have a material adverse effect upon the shareholders of such Series.

         Upon completion of the distribution of the remaining proceeds or the remaining assets of any Series as provided in paragraphs 1), 2), and 3) above, the Trust shall terminate as to that Series and the Trustees shall be discharged of any and all further liabilities and duties hereunder and the right, title and interest of all parties shall be canceled and discharged.

SHAREHOLDER AND TRUSTEE LIABILITY - Under Pennsylvania law, shareholders of such a Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Therefore, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

           The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.



                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

           The Funds' shares are sold at net asset value with a sales charge payable at the time of purchase. The Prospectus contains a general description of how investors may buy shares of the Funds, as well as a table of applicable sales charges for the Funds. The following is additional information which may be of interest to investors.

           The Funds are currently making a continuous offering of their shares. The Funds receive the entire net asset value of shares sold. The Funds will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. The public offering price is the net asset value plus the applicable sales charge, if any.

           For orders placed through the Funds' established broker-dealer network, the public offering price will be based on the net asset value determined on the day the order is placed, but only if (i) the dealer has received the order before the close of the Exchange, and (ii) the dealer transmits it to the Funds' Distributor prior to the close of the Exchange that same day (normally 4:00 p.m. Eastern time). The dealer is responsible for transmitting this order by 4:00 p.m. Eastern time, and if the dealer fails to do so, the customer's entitlement to that day's closing price must be settled between the customer and the dealer. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value determined as of the close of the Exchange on the next day it is open.

FOR CLASS A SHAREHOLDERS ONLY:
REDUCED SALES CHARGE PLANS
           Shares of series of the Trust may be purchased at a reduced sales charge to certain investors listed below. The shareholders' purchases in the series of the Trust may be aggregated in order to qualify for reduced sales charges.

1. REACH "BREAK POINTS" -- Increase the initial investment amount to reach a higher discount level, as listed in the Funds' prospectus.

2. RIGHT OF ACCUMULATION -- Add to an existing shareholder account so that the current offering price value of the total combined holdings reach a higher discount level (see more information below).

3. SIGN A LETTER OF INTENT -- Inform the Funds or their Agent that you wish to sign a non-binding "Letter of Intent" (the "Letter") to purchase an additional number of shares so that the total equals at least $50,000 over the following 13-month period. Upon the Funds' receipt of the signed Letter, the shareholder will receive a discount equal to the dollar level specified in the Letter. If, however, the purchase level specified by the shareholder's Letter has not been reached at the conclusion of the 13-month period, each purchase will be deemed made at the sales charge appropriate for the actual purchase amount (see more information below).

4. COMBINED PURCHASE PRIVILEGE -- Combine the following investor accounts into one "purchase" or "holding" to qualify for a reduced sales charge: An individual or "company," as defined in Section 2(a)(8) of the Act; An individual, his spouse and children under age 21; A trustee or other fiduciary for certain trusts, estates, and certain fiduciary accounts; or The employee benefit plans of a single employer. The Funds' Transfer Agent, Firstar Mutual Fund Services, LLC ("Firstar"), must be advised of the related accounts at the time the purchase is made. (See more information below.)

5. PURCHASES AT NET ASSET VALUE -- Additionally, the Board of Trustees has determined that the following shareholders shall be permitted to purchase shares of the Funds without paying a sales charge: (i) Existing shareholders, upon reinvestment of their dividend income or capital gains distributions as dividends and capital gains distributions are reinvested in shares of the Funds at the net asset value without sales charge; (ii) Shareholders who have redeemed any or all of their shares of the Funds within the past 120 days may purchase shares at the net asset value without sales charge. The amount which may be reinvested is limited to the amount up to but not exceeding the redemption proceeds (or to the nearest full share if fractional shares are not purchased) and is limited to shareholders who have not previously exercised this right. The Transfer Agent must be notified of the exercise of this privilege when shares are being purchased (see more information below); (iii) Shareholders of the Funds may exchange their Fund shares into shares of the other two Emerald Funds at net asset value without sales charge; (iv) Investor's shares purchased by advisory accounts managed by SEC-registered investment advisers or bank trust departments; (v) Trustees, Officers, Employees (and those retired) of the Funds, their services providers and their affiliates, for their own accounts and for their spouse and children, and employees of such broker-dealer firms that have executed a Selling Agreement with the Funds may purchase shares at net asset value without a sales charge.

6. On purchases of $1,000,000 or more, shares are acquired at net asset value with no sales charge or dealer concession charged to the investor. The Distributor, however, may pay the broker-dealer up to 0.50% of the Offering Price, from its own assets.

COMBINED PURCHASE PRIVILEGE - Certain investors may qualify for a reduced sales charge by combining purchases into a single "purchase" if the resulting "purchase" totals at least $50,000. The applicable sales charge for such a "purchase" is based on the combined purchases of the following: (i) an individual, or a "company," as defined in section 2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other, but does not include those companies in existence less than six months or which have no purpose other than the purchase of shares of the Funds or other registered investment companies at a discount); (ii) an individual, their spouse and their children under age twenty-one, purchasing for his, her or their own account; (iii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iv) a single purchase for the employee benefit plans of a single employer. Firstar, the Funds' Transfer Agent, must be advised of the related accounts at the time the purchase is made.

RIGHT OF ACCUMULATION - An investor's purchase of additional shares may qualify for a cumulative quantity discount by combining a current purchase with certain other shares already owned ("Right of Accumulation"). The applicable shares charge is based on the total of: (i) the investor's current purchase; (ii) the net asset value (valued at the close of business on the previous day of (a.) all shares of the series held by the investor, and (b.) all shares of any other series fund of The HomeState Group which may be introduced and held by the investor); and (iii) the net asset value of all shares described in section (ii) above owned by another shareholder eligible to combine their purchase with that of the investor into a single "purchase" (See "Combined Purchase Privilege" above).

           To qualify for the Combined Purchase Privilege or obtain the Right of Accumulation on a purchase through a broker-dealer, when each such purchase is made the investor or dealer must provide the Distributor with sufficient information to verify that the purchase qualifies for the privilege or discount.

LETTER OF INTENT - Investors may purchase shares of the Funds at a reduced sales charge by means of a written Letter of Intent (a "Letter"), which expresses the investor's intention to invest a minimum of $50,000 within a period of 13 months.

           Each purchase of shares under a Letter will be made at the public offering price applicable at the time of such purchase to a single transaction of the dollar amount indicated in such Letter. At the investor's option, a Letter may include purchases of shares made not more than ninety days prior to the date the investor signed the Letter; however, the 13-month period during which the Letter is in effect will then begin on the date of the earliest purchase to be included. Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the Combined Purchase Privilege (see above) may purchase shares under a single Letter. The Letter is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter is 20% of such stated amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrow accounts will be involuntarily redeemed to pay the additional sales charge, if necessary.

           To the extent that an investor purchases more than the dollar amount indicated in the Letter and qualifies for a further reduction in the sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, the sales charge adjustment will be used to purchase additional shares of the Trust's series at the then-current offering price applicable to the actual amount of the aggregate purchases. No sales charge adjustment will be made until the investor's dealer returns any excess commissions previously received. Dividends and distributions on shares held in escrow, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. The escrow will be released when the full amount indicated has been purchased. Investors making initial purchases who wish to enter into a Letter may complete the appropriate section of the Subscription Application Form. Current shareholders may call the Fund at (800) 232-0224 to receive the appropriate form.

REINSTATEMENT PRIVILEGE - An investor who has sold shares of the Funds may reinvest the proceeds of such sale in shares of the series within 120 days of the sale, and any such reinvestment will be made at the Funds' then-current net asset value, so that no sales charge will be levied. Investors should call the Funds for additional information.

           By exercising this reinstatement privilege, the investor does not alter the federal income tax treatment of any capital gains realized on the previous sale of shares of the series, but to the extent that any shares are sold at a loss and proceeds are reinvested in shares of the series, some or all of the loss may be disallowed as a deduction. Please contact your tax adviser for more information concerning tax treatment of such transactions.


OTHER PURCHASE INFORMATION
The underwriter's commission (paid to the Distributor) is the sales charge shown in the Prospectus, less any applicable dealer concession. The dealer concession is paid to those firms selling shares as a member of the Funds' broker-dealer network. The dealer concession is the same for all dealers, except that the Distributor retains the entire sales charge on any retail sales made by it. For the fiscal years ended June 30, 2000, 1999 and 1998 Rafferty Capital Markets, LLC, the Fund's distributor, received $168,613, $78,896 and $11,035, respectively. For the fiscal year ended June 30, 1998 Rodney Square Distributors, Inc., the Fund's previous distributor, received $648,549. The Distributor may from time to time allow broker-dealers selling shares of the Funds to retain 100% of the sales charge. In such cases, the broker-dealer may be deemed an "underwriter" under the Securities Act of 1933, as amended.

In addition to the commission paid to broker-dealers selling Funds shares by way of a selling agreement, the Distributor may also from time to time pay additional cash bonuses or other incentives to selected broker-dealers in connection with their registered representatives selling Funds shares. Such compensation will be paid solely by the Distributor, and may be conditioned upon the sale by the broker-dealer's representatives of a specified minimum dollar amount of shares. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by registered representatives and members of their families to locations within or outside the United States for meetings of a business nature.

Shares of the Funds may be purchased for your account directly by your financial services firm representative, and may be purchased by mail or wire.

INVESTING BY MAIL - Please complete and sign the Subscription Application Form included with the Prospectus and send it, together with your check or money order ($500 minimum; any lesser amount must be approved by the Fund), made payable to The Emerald Mutual Funds, TO: Emerald Mutual Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53210-0701. Note: A different procedure is used for establishing Individual Retirement Accounts. Please call Firstar at (800) 232-0224 for details. All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Firstar will charge a $25 fee against a shareholder's account for any check returned to it for insufficient funds. The shareholder will also be responsible for any losses suffered by the Fund as a result.

INVESTING BY OVERNIGHT OR EXPRESS MAIL - Please use the following address to insure proper delivery: Firstar Mutual Fund Services, LLC, 3rd Floor, 615 E. Michigan Street, Milwaukee, WI 53202.

INVESTING BY WIRE - To establish a new account by wire please first call Firstar at (800) 232-0224 to advise it of the investment and dollar amount. This will ensure prompt and accurate handling of your investment. A completed Subscription Application Form must also be sent to the Fund at the address above immediately after your investment is made so the necessary remaining information can be recorded to your account. Your purchase request should be wired through the Federal Reserve Bank as follows:

           Firstar Bank, N.A.
           777 East Wisconsin Avenue
           Milwaukee, WI 53202
           ABA Number 042000013
           For credit to Firstar Mutual Fund Services, LLC
           Account Number 112-952-137
           For further credit to (Fund Name and Class, Shareholder Account Number, Shareholder Name) ((For new accounts, include taxpayer identification number))

ADDITIONAL PURCHASES - You may add to your account at any time by purchasing shares by mail (minimum $50) or by wire (minimum $1,000) according to the aforementioned wiring instructions. You must notify Firstar at (800) 232-0224 prior to sending your wire. A remittance form which is attached to your individual account statement should accompany any investments made through the mail, when possible. All purchase requests must include your shareholder account number in order to assure that your funds are credited properly.

PURCHASES BY TELEPHONE - By using the Funds' telephone purchase option you may move money from your bank account to your Fund account at your request. Only bank accounts held at domestic financial institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. To have your Fund shares purchased at the offering price determined at the close of regular trading on a given date, Firstar must receive both your purchase order and payment by Electronic Funds Transfer through the ACH System before the close of regular trading on such a date. Most transfers are completed within one business day. You may not use telephone purchase transactions for initial purchases of Fund shares. The minimum amount that can be transferred by telephone is $100.

AUTOINVEST PLAN
Shares of the Funds may be purchased through the AutoInvest Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for an investment in the Funds on a monthly, bi-monthly, quarterly, semi-annual or annual basis. The minimum investment pursuant to this Plan is $50 per month. The account designated will be debited in the specified amount, on the schedule you select, and Fund shares will be purchased. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. The Funds may alter, modify or terminate this Plan at any time. You may establish this option by completing the appropriate section of the Subscription Application Form. For more information about participating in the AutoInvest Plan, call the Fund at (800) 232-0224.

RETIREMENT PLANS
Shares of the Funds are also available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in
Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Funds for retirement plans can be obtained from the Funds by calling (800) 232-0224. The following is a description of the types of retirement plans for which the Funds' shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") - Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Funds' IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

Firstar makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, Firstar receives an annual fee of $12.50 per account with a cap of $25.00 per social security number, which fee is paid directly to Firstar by the IRA shareholder. If the fee is not paid by the due date, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

The Taxpayer Relief Act of 1997 (The "1997 Act") also created several new or expanded IRAs which were available to Fund shareholders beginning on March 16, 1998.

The 1997 Act created a new "Roth IRA" which will permit tax-free distributions of account balances if the assets have been invested for five years or more, and the distributions meet certain qualifying restrictions. Investors filing as single taxpayers who have adjusted gross incomes ("AGI") of $95,000 or more, and investors filing as joint taxpayers with adjusted gross incomes of $150,000 or more may find their participation in this IRA to be restricted.

The 1997 Act also created a new education IRA to help parents fund their children's post secondary school education. Parents or others may contribute up to $500 annually to an education IRA on behalf of any child under age 18. This IRA is subject to the same AGI limits as the Roth IRA above, and there are other contribution restrictions that may apply. The education IRA earnings accumulate tax free, and assets that have accumulated in the IRA may be distributed tax free when used to pay qualified higher education expenses. Both new IRAs are subject to special rules and conditions that must be reviewed by the investor when opening a new account.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS - The Funds' shares may also be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS - The Funds' shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations are excludable from the gross income of the employee for Federal Income tax purposes.

ADDITIONAL REDEMPTION INFORMATION
Shareholders may redeem their shares of the Fund on any business day that the Fund calculates its net asset value. See "Valuing the Funds' Shares." Redemptions will be effected at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. The Funds normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form, or sooner if required under applicable law. Payment may also be made by wire directly to any bank previously designated by the shareholder in a shareholder account application. The Fund's custodian or the shareholder's bank may impose a fee for wire service. The Fund will honor redemption requests of shareholders who recently purchased shares by check, but will not mail the proceeds attributable to such purchase until it is reasonably satisfied that the purchase check has cleared, which may take up to twelve days from the purchase date, at which time the redemption proceeds will be sent to the shareholder. Purchases made with a check that does not clear will be canceled and the investor will be responsible for any losses or fees incurred in the transaction.

REDEMPTION BY MAIL - At any time during normal business hours you may request that the Funds redeem your shares in whole or part. Written redemption requests must be directed to The Emerald Mutual Funds, c/o Firstar Mutual Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to Firstar, but the effective date of the redemption will be delayed until the request is received by Firstar. Requests for redemption which are subject to any special conditions or which specify an effective date other than provided herein cannot be honored.

A redemption request must be received in "Good Order" by Firstar for the request to be processed. "Good Order" means the request for redemption must include:

Your letter of instruction specifying the name of the Fund and either the number of shares or the dollar amount of shares to be redeemed. The letter of instruction must be signed by all registered shareholders exactly as the shares are registered and must include your account registration number and the additional requirements listed below that apply to the particular account.


           TYPE OF REGISTRATION                               REQUIREMENTS

Individual, Joint Tenants, Sole Proprietorship, Redemption requests must be signed by all person(s) Custodial (Uniform Gift To Minors Act), required to sign for the account, exactly as General Partners it is registered


Corporations, Associations Redemption request and a corporate resolution, signed by the person(s) required to sign for the account, accompanied by signature guarantee(s)

Trusts Redemption request signed by the trustee(s), with a signature guarantee. (If the Trustee's name is not registered on the account, a copy of the trust document certified within the last 60 days is also required.)

A redemption request for amounts above $10,000, or redemption requests for which proceeds are to be mailed somewhere other than the address of record, must be accompanied by signature guarantees. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

If you have an IRA, you must indicate on your redemption request whether or not to withhold federal income tax. Redemption requests not indicating an election to have federal tax withheld will be subject to withholding. If you are uncertain of the redemption requirements, please contact, in advance, Firstar.

The redemption price is the next determined net asset value after Firstar receives a redemption request in "Good Order." The amount paid will depend on the market value of the investments in the Funds' portfolio at the time of determination of net asset value, and may be more or less than the initial cost of the shares redeemed. Payment for shares redeemed will be mailed to you typically within one or two days, but no later than the seventh day (or earlier if required under applicable law) after receipt by Firstar of the redemption request in "Good Order" unless the Fund is requested to redeem shares purchased by check. In such an event the Funds may delay the mailing of a redemption check until the purchase check has cleared which may take up to 12 days. Wire transfers may be arranged through Firstar, which will assess a $15.00 wire fee against your account.

REDEMPTION BY TELEPHONE - Shareholders who have so indicated on the Subscription Application Form, or have subsequently arranged in writing to do so, may redeem shares in any amount up to $10,000 by instructing the transfer agent by telephone at (800) 232-0224. If proceeds are sent by wire, a $15.00 wire fee will apply, and there is a $1,000 minimum per telephone redemption required. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

Neither the Fund(s) nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone requests are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Funds fail to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

Redemption proceeds can be sent to your bank account by ACH transfer. You can elect this option by completing the appropriate section of the Subscription Application Form. If money is moved by ACH transfer, you will not be charged by the Fund for these services. There is a $100 minimum per ACH transfer.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach Firstar by telephone, you may make a redemption request by mail. The Fund and Firstar each reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Funds shares by wire or telephone may be modified or terminated at any time by the Funds.

Checks will be made payable to you and will be sent to your address of record. If the proceeds of the redemption are requested to be sent to other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature(s) guaranteed.

The Funds also reserve the right to involuntarily redeem an investor's account where the account is worth less than the minimum initial account investment required when the account is established, presently $500 for all accounts except AutoInvest Plan accounts, where the minimum is presently $50. The shares will not be redeemed solely due to market fluctuations and the effect such fluctuations may have on an investor's account balance. (Any redemption of shares from an inactive account established with a minimum investment may reduce the account below the minimum initial investment, and could subject the account to redemption initiated by the Fund). The Funds will advise the shareholder of such intention in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the minimum.

SYSTEMATIC WITHDRAWAL PLAN
Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. If you select the Funds' systematic withdrawal option, you may move money automatically from your Fund account to your bank account according to the schedule you select. The systematic withdrawal option may be in any amount subject to a $50 minimum. To select the option you must check the appropriate box on the Subscription Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details, see the application form or call the Fund at (800) 232-0224.


             ADDITIONAL DIVIDEND, DISTRIBUTIONS & TAXES INFORMATION

DIVIDENDS AND DISTRIBUTIONS
           Dividends, if any, will be declared and paid in August and December. Capital gains, if any, will be declared and paid in August and December. All such payments will be declared on the 15th of the month, go ex-dividend on the 16th of the month and be paid on the 20th of the month. If any of these dates falls on a weekend, the declaration, ex-dividend and payment dates will be moved accordingly to the next business day.

           If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account's election to automatic reinvestment of all distributions, until the Funds' Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to state government the value of the account as well as any dividends or distributions paid.

           After a dividend or capital gains distribution is paid, the Funds' share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAXES

           Each series of the Trust is treated as a separate Fund for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify, and, therefore to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

           (1) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities, loans, and gains from the sale of stock and securities, or other income derived with respect to its business of investing in such stock or securities;

           (2) Distribute with respect to each taxable year at least 90% of its taxable and tax-exempt income for such year; and

           (3) Diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, United States Government securities, securities of other investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the United States Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related types of businesses.

           If each Fund qualifies to be taxed as a regulated investment company it is accorded special tax treatment and will not be subject to federal income tax on income distributed to its shareholders in the form of dividends (including both capital gain and ordinary income dividends). If, however, a Fund does not qualify for such special tax treatment, that Fund will be subject to tax on its taxable income at corporate rates, and could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. In addition, if a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gain for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, that Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax. In calculating its income, each Fund must include dividends in income not when received, but on the date when the stock in question is acquired or becomes ex-dividend, whichever is later.

OTHER TAX INFORMATION
RETURN OF CAPITAL DISTRIBUTIONS - If a Fund makes a distribution to you in excess of its accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares.

CAPITAL GAINS - When you purchase shares of a Fund, the Fund's then-current net asset value may reflect undistributed capital gains or net unrealized appreciation of securities held by the Fund. If the Fund subsequently distributed such amounts to you, the distribution would be taxable, although it constituted a return of your investment. For federal income tax purposes, each Fund is permitted to carry forward net realized capital losses, if any, and realize net capital gains up to the amount of such losses without being required to pay taxes on or distribute such gains which, if distributed, might be taxable to you.

DIVIDENDS - The Code provides a 70% deduction for dividends received by corporate shareholders, with certain exceptions. It is expected that only part of each Fund's investment income will be derived from dividends qualifying as such and, therefore, not all dividends received will be subject to the deduction.

SHARES PURCHASED THROUGH RETIREMENT PLANS - Special tax rules and fiduciary responsibility requirements apply to investments made through retirement plans which satisfy the requirements of Section 401(a) of the Code. Shareholders of the Funds should consult with their tax adviser to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of such an investment on their particular tax situation.

                             MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST
The HomeState Group is organized as a Pennsylvania common law trust. The operations and management of the Trust are the responsibility of the Board of Trustees. Pursuant to that responsibility, the Board of Trustees has approved contracts with organizations to provide, among other things, day-to-day investment advisory and administrative management services.

           The following individuals hold positions as Trustees and/or Officers of the Trust. Their position with the Trust is listed along with their business occupations for the previous five years:


NAME                             POSITION(S) WITH FUNDS                   OCCUPATION FOR PREVIOUS FIVE YEARS

-------------------------------- ------------------------- -------------------------------------------------------------------------
SCOTT L. REHR*                   President and Trustee     Executive Vice President and  Treasurer of Emerald  Advisers, Inc. since
1703 Oregon Pike                                           1991. He was Vice President of Weik Investment  Services,  Inc. from
Lancaster, PA 17601,                                       1990 to 1991.  He was Vice  President  of Penn  Square  Mutual  Fund and
Age 37                                                     the William Penn  Interest  Income  Fund  from  1989 to 1990 and
                                                           Director  of  Investor Services, Penn Square Management Corp. from 1986 to 1989.


-------------------------------- ------------------------- -------------------------------------------------------------------------
BRUCE E. BOWEN                   Trustee                   Private  investor.  He retired as Vice Chairman and Secretary of Penn
1536 Buttonbush Circle,                                    Square Mutual  Fund,  positions  he held  from 1968 to 1988 and Vice
Palm City, Fl 34990,                                       Chairman  and Secretary of William Penn Interest  Income Fund  positions
Age 61                                                     he held from 1987 to 1988.  He also  served as Vice  President  and
                                                           Secretary  of Penn Square Management  Corp.  from 1964 to 1988.  He also was a Director  of  Berk-Tek, Inc.  from 1987 to 1991 and  Director  of
                                                           Morgan  Corporation,  from 1989 to 1991.
-------------------------------- ------------------------- -------------------------------------------------------------------------
KENNETH G. MERTZ II, C.F.A.*     Trustee, Vice President   President  and Chief  Investment  Officer of Emerald  Advisers,  Inc.
1703 Oregon Pike,                and Chief Financial       since 1992. He was Chief Investment  Officer for the  Pennsylvania  State
Lancaster, PA 17601              Officer                   Employes Retirement  System  from  1985 to  1992.  He was a  Member  of
Age 47                                                     the  National Advisory Board,  Northwest  Center for  Professional
                                                           Education/Real  Estate Investment for Pension Funds from 1991 to 1992 and a Member of the Advisory Board, APA/Fostin Pennsylvania Venture
                                                           Capital Fund from 1987 to 1992.
-------------------------------- ------------------------- -------------------------------------------------------------------------
DANIEL W. MOYER IV*              Vice President and        Vice President of Emerald Advisers,  Inc. since 1992 as well as a
1703 Oregon Pike,                Secretary                 Registered Representative  for First Montauk  Securities  Corp.  since
Lancaster, PA 17601,                                       1992. He was the Branch   Office   Manager  for  Keogler   Morgan  &  Co.
Age 44                                                     and  a  Registered Representative  and Director  for  Financial
                                                           Management  Group from 1988 to 1992.

-------------------------------- ------------------------- -------------------------------------------------------------------------
SCOTT C. PENWELL, ESQ.**         Trustee                   Partner at Duane,  Morris & Heckscher  since 1981. He has also been
305 North Front  Street,                                   Chairman of the  Securities  Regulation  Committee  of the  Corporation,
Harrisburg,  PA 17108                                      Banking and Business Law Section of the Pennsylvania Bar Association
Age 45                                                     since 1994.
--------------------------------- ------------------------ -------------------------------------------------------------------------
STEVEN E. RUSSELL, ESQ.*          Vice President and       Vice  President  of Emerald  Advisers,  Inc.  since  March,  1998.  He
1703 Oregon Pike,                 Portfolio Manager        was a portfolio  manager with the Pennsylvania  Public School Employes
Lancaster, PA 17601                                        Retirement System from 1996 to 1998,  a financial  manager for  Harrah's
Age 32                                                     Entertainment Inc.  from  1995  to  1996,  an  account   executive   with
                                                           United  Way  of Southeastern Pennsylvania and an ensign in the U.S.
                                                           Navy in 1995. He attended Temple University from 1992 to 1995, receiving an MBA in Business Administration and a JD in Law in 1995.
--------------------------------- --------------------------------------------------------------------------------------------------
DR. H. J. ZOFFER                 Trustee                   Professor  of Business  Administration  at Joseph M. Katz School of
Joseph M. Katz School of Business,                         Business since 1966. He was Dean of Joseph M. Katz School of Business,
366 Mervis Hall,                                           University of Pittsburgh  from 1966 to 1996.  He is also a  Director  of
Pittsburgh, PA 15260,                                      Penwood  Savings Association.
Age 69
------------------------------------------ ------------------------- ---------------------------------------------------------------


* EMPLOYEE OF EMERALD ADVISERS, INC. AND "INTERESTED PERSON" WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940. ** EMPLOYEE OF THE TRUST'S LEGAL COUNSEL AND THEREFORE AN "INTERESTED PERSON" WITHIN THE MEANING OF THE INVESTMENT COMPANY ACT OF 1940.

           The Trustees of the Funds who are not employed by the Adviser, the Distributor, or their affiliates (the "Disinterested Trustees") receive an annual retainer of $2,500 for the Growth Fund and $ 1,000 each for the Banking and Finance Fund and the Technology Fund, $350 for each Trustees meeting attended, and $100 for each Audit Committee meeting attended. For the year ended June 30, 2000, the Funds incurred Trustees fees and expenses totaling $19,050. The Funds will also reimburse the Independent Trustees' travel expenses incurred attending Board meetings.


                                        COMPENSATION TABLE

--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------
         NAME AND TITLE      AGGREGATE PAY FROM GROWTH      AGGREGATE PAY FROM    AGGREGATE PAY FROM  TOTAL PAY* FROM 3 FUNDS IN
                                       FUND              BANKING AND FINANCE FUND   TECHNOLOGY FUND             COMPLEX
--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------
Scott L. Rehr,                          $0                          $0                    $0                      $0
Trustee and President
--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------
Bruce E. Bowen,                        3,117                      1,617                  1,616                   6,350
Trustee
--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------
Kenneth G. Mertz, II,                    0                          0                      0                       0
Trustee, Vice-President and
Chief Investment Officer
--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------
Scott C. Penwell,                      3,117                      1,617                  1,616                   6,350
Trustee
--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------
Dr. H. J. Zoffer                       3,117                      1,617                  1,616                   6,350
Trustee
--------------------------- ---------------------------- ------------------------ ------------------- ----------------------------

         *No pension or retirement benefits are provided for trustees or officers of the Funds.

           The Officers of the Funds receive no compensation for their services as such.

           As of May 31, 2001 the Trustees and Officers of the Funds and each share class owned, as a group, less than one percent of the outstanding shares of the Funds.

           The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers and employees against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of his/her duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees, officers and employees.

The Funds and the Adviser have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940 that sets forth employees' fiduciary responsibilities regarding the Funds, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the code of ethics, including investment personnel, may invest in securities for their own investment accounts, including securities that may be purchased or held by the Funds.

PERSONS CONTROLLING THE FUNDS
                     To the knowledge of the Funds, no person owned of record or beneficially 25% or more of each Fund's Class A or Class C outstanding shares as of May 31, 2001.

           To the knowledge of the Funds, no person owned of record or beneficially 5% or more of the Banking and Finance Fund's Class A outstanding shares or the Technology Fund's Class A outstanding shares as of May 31, 2001.

           The following persons owned of record or beneficially 5% or more of the outstanding shares of the Growth Fund Class A shares and Class C shares, the Banking & Finance Fund Class C shares and the Technology Fund Class C shares as of May 31, 2001:



NAME AND ADDRESS                       % OWNERSHIP:
                                         OF CLASS   OF FUND
EMERALD GROWTH FUND - CLASS A

Salomon Smith Barney Inc.
333 West 34th St. - 3rd Floor
New York, NY 10001                            17.6%                     17.4%

EMERALD GROWTH FUND - CLASS C

First Clearing Corporation
June B. Stoebenau IRA
5 E. 34th Street
Reading, PA 19606                             9.6%                      0.1%

Joyce M. Hamme
6785 Pigeon Hill Rd.
Spring Grove, PA 17362                        6.0%                      0.1%

EMERALD SELECT BANKING & FINANCE FUND - CLASS C

First Clearing Corporation
June B. Stoebenau IRA
5 E. 34th Street
Reading, PA 19606                               19.0%                 0.7%

First Clearing Corporation
Carol Ann B. Gouger IRA
RR#2, Box 2347                                  12.9%                 0.5%
Mohnton, PA 19540

Timm P. Stoudt
4828 Route 309 Box 95
Schnecksville, PA 18078                         12.5%                 0.5%

First Clearing Corporation
Barbara Sutton
271 Wynview Road
Kutztown, PA 19530                               8.0%                 0.3%

Salomon Smith Barney Inc.
333 West 34th St. - 3rd Floor
New York, NY 10001                               6.4%                 0.2%

Firstar Bank NA
Keith Thomas Stetler IRA Rollover
29169 Iroquois St.
Big Pine Key, FL 33043                           6.1%                 0.2%

EMERALD SELECT TECHNOLOGY FUND - CLASS C

Robert Van Wie
29 Meadows Court
Melrose, NY 12121                               15.2%                 0.5%

First Clearing Corporation
June B. Stoebenau IRA
5 E. 34th Street
Reading, PA 19606                               10.7%                 0.4%

First Clearing Corporation
Barbara and Larry Sutton
271 Wynview Road
Kutztown, PA 19530                              10.3%                 0.4%

First Clearing Corporation
Carol Ann B. Gouger IRA
RR#2, Box 2347
Mohnton, PA 19540                                9.0%                 0.3%

Salomon Smith Barney Inc.
333 West 34th St. - 3rd Floor
New York, NY 10001                               6.2%                 0.2%

INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS

INVESTMENT ADVISER AND PRINCIPAL UNDERWRITER
Emerald Advisers, Inc., 1703 Oregon Pike, Lancaster, PA 17601, and Rafferty Capital Markets, LLC, 1311 Mamaroneck Avenue, White Plains, NY 10605, are the Funds' investment adviser and distributor, respectively. The Distributor is not obligated to sell any specific amount of shares of the Funds and will purchase shares for resale only against orders for shares. The Distributor is a New York corporation, a broker-dealer registered with the Securities and Exchange Commission, and a member of the National Association of Securities Dealers, Inc., (the "NASD"). Some officers of the Funds are employed by the Adviser and may also distribute shares of the Funds as registered representatives of the Distributor.

         Emerald Advisers, Inc. is a wholly-owned subsidiary of Emerald Asset Management, Inc. ("EAM"), 1703 Oregon Pike, Lancaster, PA 17601. The shareholders of EAM are: Joseph E. Besecker, Stanley Corker, Joseph W. Garner, Kenneth G. Mertz II, Daniel W. Moyer IV, Scott L. Rehr, Stacey L. Sears, Paul W. Ware and Judy S. Ware.

The following individuals have the following positions and offices with the Trust and the Adviser:

--------------------------------- ---------------------------------------------- ---------------------------------------------------
     NAME                         POSITION(S) WITH ADVISER                        POSITION(S) WITH TRUST
--------------------------------- ---------------------------------------------- ---------------------------------------------------
Scott L. Rehr                     Executive Vice President; Treasurer; Director  Trustee; President
--------------------------------- ---------------------------------------------- ---------------------------------------------------
Kenneth G. Mertz II, C.F.A.       President; Director                            Trustee; Vice President; Chief Investment Officer
--------------------------------- ---------------------------------------------- ---------------------------------------------------
Daniel W. Moyer, IV               Vice President; Director                       Vice President; Secretary
Steven E. Russell, Esq.           Vice President                                 Vice President, Portfolio Manager
--------------------------------- ---------------------------------------------- ---------------------------------------------------

           In carrying out its responsibilities under the investment advisory contract with the Funds, the Adviser furnishes or pays for all facilities and services furnished or performed for, or on behalf of, the Funds. Such items may include, but are not limited to: office facilities, office support materials and equipment, records and personnel necessary to manage the Funds' daily affairs. In return for these services, the Funds have agreed to pay the Adviser an annualized fee, based on the average market value of the net assets of the Funds, computed each business day and paid to the Adviser monthly. The fee is paid as follows:

EMERALD GROWTH FUND:

Assets $0 to $250 Million...............................................0.75%
Over $250 MM to $500 MM.................................................0.65%
Over $500 MM to $750 MM.................................................0.55%
Over $750 Million.......................................................0.45%

EMERALD SELECT BANKING AND FINANCE FUND and
EMERALD SELECT TECHNOLOGY FUND:

Assets $0 to $100 Million...............................................1.00%
Over $100 Million.......................................................0.90%

           These fees are higher than most other registered mutual funds but comparable to fees paid by equity funds of a similar investment objective and size. For the fiscal years ended June 30, 2000, 1999 and 1998, the Adviser received management fees from the Growth Fund totaling $1,020,630, $784,190 and $869,718, respectively. For the fiscal years ended June 30, 2000 and 1999, the Adviser received management fees from the Banking and Finance Fund, before reimbursement of expenses, totalling $118,017 and $119,952, of which the Adviser waived $29,517 and $30,430, respectively. For the period ended June 30, 1998, the Adviser received management fees from the Banking and Finance Fund, before reimbursement of expenses, totalling $146,960, of which the Adviser waived $36,124. For the fiscal years ended June 30, 2000 and 1999, the Adviser received management fees from the Technology Fund, before reimbursement of expenses, totalling $168,725 and $92,173, respectively, of which the Adviser waived $9,851 for the fiscal year ended June 30, 1999. For the period ended June 30, 1998, the Adviser received management fees from the Technology Fund, before reimbursement of expenses, totaling $37,072 of which the Adviser waived the entire fee, or $37,072 and reimbursed the Technology Fund for additional expenses totalling $51,405.

           The Funds pay all of their expenses other than those expressly assumed by the Adviser. Specifically, the Funds pay the fees and expenses of their transfer agent, custodian, independent accountants and legal counsel. These fees are generally for the costs of necessary professional services, regulatory compliance, and those pertaining to maintaining the Funds' organizational standing. The resulting fees may include, but are not limited to: brokerage commissions, taxes and organizational fees, bonding and insurance, custody, auditing and accounting services, shareholder communications and shareholder servicing, and the cost of financial reports and prospectuses sent to Shareholders. The Adviser reserves the right to voluntarily waive any portion of its advisory fee at any time.

ADMINISTRATOR, ACCOUNTING AGENT AND TRANSFER AGENT
The Fund has entered into an administration agreement (the "Administration Agreement") with Firstar Mutual Fund Services, LLC (the "Administrator"), 615 E. Michigan Street, Milwaukee, WI 53202. Under the Administrative Agreement, the administrator: (1) coordinates with the Custodian and monitors the custodial, transfer agency and accounting services provided to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) maintains such books and records of the Funds as may be required by applicable federal or state law and supervises the maintenance of such books and records if maintained by third parties; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the U.S. Securities and Exchange Commission (the "SEC") and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; (9) assists the Funds in the preparation of documents and information needed for meetings of the Board of Trustees and prepares the minutes of Board meetings; (10) monitors the Funds' compliance with applicable state securities laws; (11) assists the Distributor with the preparation of quarterly reports to the Board of Trustees relating to the distribution plan adopted by the Funds pursuant to Rule 12b-1; and (12) takes other such action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

The Administrator, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for performing the services required to be performed by it under the Administration Agreement. For the foregoing, the Administrator receives from the Fund a fee, paid monthly, at an annual rate of .07% of the first $200,000,000 of each Fund's average net assets, .06% of the next $500,000,000 of each Fund's average net assets, and .04% of each Fund's average net assets in excess of $700,000,000. Notwithstanding the foregoing, the Administrator's minimum annual fee is $50,000.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
Firstar Bank, N.A. serves as custodian of the Trust's assets pursuant to a Custody Agreement. Under the Custody Agreement, Firstar Bank, N.A. has agreed to
(i) maintain a separate account in the name of each of the Funds, (ii) make receipts and disbursements of money on behalf of the Funds, (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio investments, (iv) respond to correspondence from shareholders, security brokers and others relating to its duties and (v) make periodic reports to the Funds concerning the Funds' operations. Firstar Bank, N.A. does not exercise any supervisory function over the purchase and sale of securities.

Firstar Mutual Fund Services, LLC serves as transfer agent and dividend disbursing agent for the Funds under a Shareholder Services Agreement. As transfer agent and dividend disbursing agent, Firstar has agreed to (i) issue and redeem shares of the Funds, (ii) make dividend and other distributions to shareholders of the Funds, (iii) respond to correspondence by Fund shareholders and others relating to its duties, (iv) maintain shareholder accounts and (v) make periodic reports to the Funds.

In addition, the Trust has entered into a Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC pursuant to which Firstar has agreed to maintain the financial accounts and records of the Funds and provide other accounting services to the Funds. For its accounting services, Firstar is entitled to receive fees, payable monthly, based on the total annual rate of $30,000 for the first $100 million in average net assets of the Funds, 0.0125% on the next $200 million of average net assets and 0.00625% on average net assets exceeding $300 million (subject to an annual minimum of $30,000). Firstar is also entitled to certain out of pocket expenses, including pricing expenses.

For the fiscal years ended June 30, 2000 and 1999, Firstar received fees totalling $488,650 and $505,929, respectively, from the Funds for performing administrative, accounting and transfer agency services. For the fiscal year ended June 30, 1998, Firstar received fees totalling $218,011 from the Funds for performing these services. Prior to March of 1998, Rodney Square Management Corp. ("Rodney Square") performed administrative, accounting and transfer agency services for the Funds. For the fiscal year ended June 30, 1998 and before March, 1998, Rodney Square received fees totaling $256,690.

INDEPENDENT ACCOUNTANTS
           PricewaterhouseCoopers LLP, 100 E. Wisconsin Avenue, Milwaukee, WI 53202, are the independent accountants which audit the annual financial statements of the Funds.

THE DISTRIBUTION PLANS
The Growth Fund, the Banking and Finance Fund and the Technology Fund are all currently operating with Distribution Plans (the "Plans"). Each Fund has adopted a Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans are to permit the Funds to compensate the Distributor for services provided and expenses incurred by it in promoting the sale of shares of the Series or maintaining or improving services provided to shareholders by the Distributor or dealers. By promoting the sale of shares and maintaining or improving services to shareholders, the Plan should help provide a continuous cash flow, affording the Adviser the ability to purchase and redeem securities without forcing the Adviser to make unwanted sales of existing portfolio securities.

The Funds pay the Distributor on a monthly basis at an annual rate not to exceed 0.35% of the Series' average net assets for Class A shares of the Growth Fund and Banking and Finance Fund, 0.50% for Class A shares of the Technology Fund, and 1.00% for Class C shares of each Fund. Expenses acceptable for reimbursement under the Plan include compensation of broker-dealers or other persons for providing assistance in distribution and for promotion of the sale of the shares of the Funds, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a pro-rated portion of the Distributor's expenses attributable to the specific Class of shares related to implementing and operating the Plans. The Funds' Adviser is responsible for paying the Distributor for any unreimbursed distribution expenses. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

According to the Plans, a broker-dealer may receive a maintenance commission in the amount of 0.25% (annualized) of the average net assets maintained by their clients in Class A shares of the Growth Fund and Banking and Finance Fund, 0.40% in Class A shares of the Technology Fund, and 0.65% in the Class C shares of all three Funds. Broker-dealers or others may not be eligible to receive such payments until after the sixth month following a shareholder purchase in the Class C shares of a particular Fund.

Consistent with the Plans, this distribution fee for Class C shares is an asset-based sales charge, and the Distributor uses it to make payments to broker-dealers and other financial institutions with which it has written agreements and whose clients are Class C shareholders for providing distribution assistance for sales of Class C Fund shares.

           The Plans also provide that the Distributor receives a shareholder servicing fee of 0.25% per annum of the Class C's average daily net assets. The Distributor uses this fee to to pay dealers or others for, among other things, furnishing personal services and maintaining shareholder accounts, which services include, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; arranging for bank wires; monitoring dividend payments from each Fund on behalf of customers; forwarding certain shareholder communications from the Funds to customers; receiving and answering correspondence; and aiding in maintaining the investment of their respective customers in the Class. Broker-dealers or others may not be eligible to receive such payments until after the ninth month following a shareholder purchase in the Class C shares of a particular Fund.

           Continuance of the Plans is subject to annual approval by a vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the Plan or related arrangements (these Trustees are known as "Disinterested Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plans must be likewise approved by separate votes of the Trustees and the Disinterested Trustees of the Trust. The Plans may not be amended in order to increase materially the costs which the Funds bear for distribution pursuant to the Plans without also being approved by a majority of the outstanding voting securities of a Fund. The Plans terminate automatically in the event of their assignment and may be terminated without penalty, at any time, by a vote of the majority of (i) the outstanding voting securities of a Fund, or (ii) the Disinterested Trustees.

           For administrative reasons, the Distributor may enter into agreements with certain dealers providing for the calculation of "average net asset value" on the basis of assets of the accounts of the dealer's customers on an established day in each quarter. The Distributor may suspend or modify these payments at any time. Payments are subject to the continuation of the Series' Plan described above and the terms of service agreements between dealers and the Distributor.

Future regulatory review and revision of Rule 12b-1 by the SEC, of Rule 2830 of the Rules of Fair Practice by the NASD, or any similar review and revision of other applicable regulations by other regulatory agencies could affect the Funds' Plans. The Board of Trustees will promptly modify the Plans if such action is warranted.

           For the fiscal year ended June 30, 2000, the Funds incurred expenses totaling $635,677 pursuant to the Distribution Plan. The itemized expenditures included: $156,871 for advertising expenses, $25,537 for printing and mailing prospectuses other than to current Fund shareholders and $453,269 for compensation to dealers.

                   ADDITIONAL BROKERAGE ALLOCATION INFORMATION

The Adviser is responsible for selecting brokers and dealers to effect portfolio securities transactions and for negotiating brokerage commissions and dealers' charges. The Adviser places orders for the purchase or sale of portfolio securities of the Funds. In choosing a particular broker to execute a given transaction, the Adviser uses the following criteria: (1) the past capabilities of that broker in executing such types of trades; (2) the quality and speed of executing trades; (3) competitive commission rates; and (4) all other factors being equal, useful research services provided by the brokerage firm. The research services provided to the Adviser are used to advise all of its clients, including the Funds, but not all such services furnished are used to advise the Funds. Research services can include written reports and interviews by analysts on a particular industry or company or on economic factors, and other such services which can enhance the Adviser's ability to gauge the potential investment worthiness of companies and/or industries, such as evaluation of investments, recommendations as to the purchase or sale of investments, newspapers, magazines, quotation services and news services. If these services are not used exclusively by the Adviser for Funds' research purposes, then the Adviser, based upon allocations of expected use, bears that portion of the service's cost that directly relates to non-Funds research use. The management fee paid by the Funds to the Adviser is not reduced because the Adviser receives these services even though the Adviser might otherwise be required to purchase some of these services for cash. The Adviser does not pay excess commissions to any broker for research services provided or for any other reason. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD") and subject to seeking the most favorable price and execution available and such other policies as the Board of Trustees may determine, the Adviser may consider sales of shares of front-end load series of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

To the extent consistent with applicable provisions of the Investment Company Act of 1940, Rule 17e-1, and other rules and exemptions adopted by the SEC under that Act, the Board of Trustees has determined that transactions for the Funds may be executed by affiliated brokers if, in the judgment of the Adviser, the use of an affiliated broker is likely to result in price and execution at least as favorable as those qualified brokers. The Adviser will not execute principal transactions by use of an affiliated broker.

           For the fiscal years ended June 30, 2000, 1999 and 1998, the Growth Fund incurred brokerage commissions aggregating $236,713, $358,774 and $224,379, respectively. For the fiscal years ended June 30, 2000, 1999 and 1998, the Select Banking and Finance Fund incurred brokerage commissions aggregating $13,325, $80,701, and $80,299, respectively. For the fiscal years ended June 30, 2000 and 1999 and the period ended June 30, 1998, the Technology Fund incurred brokerage commissions aggregating $54,973, $65,475 and $20,756, respectively.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate is calculated by dividing the lesser of each Fund's annual purchases and sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by each Fund during the year. All securities, including options, whose maturity or expiration date at the time of acquisition was one year or less are to be excluded from both the numerator and the denominator. The portfolio turnover rate of the Growth Fund for the fiscal years ended June 30, 2000, 1999 and 1998 was 102%, 88% and 51%, respectively. The portfolio turnover rate for the Banking and Finance Fund for the fiscal years ended June 30, 2000, 1999 and 1998 was 46%, 158% and 115%, respectively. Prior to October 20, 1998, the Banking and Finance Fund was pursuing a different investment objective. The portfolio turnover rate for the Technology Fund for the fiscal years ended June 30, 2000 and 1999 and the period ended June 30, 1998 was 199%, 200% and 44%, respectively. All three funds experienced higher portfolio turnover rates as a result of generally more volatile market conditions in 1999 and 2000, and the Banking and Finance Fund's turnover rate in 1999 was also higher in part due to its transition from its prior objective.

                              MEASURING PERFORMANCE

           Average annual total return data ("Standardized Return") for the Funds may from time to time be presented in the Prospectus, this Statement and in advertisements. Each Fund's "average annual total return" is an average annual compounded rate of return. It is the rate of return based on factors that include a hypothetical investment of $1,000 held for a number of years with an Ending Redeemable Value of that investment, according to the following formula:

           (ERV/P)1/n - 1 = T

           where:      P         =    hypothetical initial payment of $1,000
                       T         =    average annual total return
                       n         =    number of years
                       ERV       =    ending redeemable value at end of the
                                      period of a hypothetical $1,000 payment
                                      made at the beginning of that period.


                          EMERALD GROWTH FUND - CLASS A

                                                       AVERAGE ANNUAL TOTAL
                                                      RETURN SINCE INCEPTION
                                 1 YEAR                   OCTOBER 1, 1992
                                  ENDED                       THROUGH
    SALES LOAD                JUNE 30, 2000                JUNE 30, 2000
    ----------                -------------                -------------
       4.75%                    + 58.71%                     + 21.22%

       NONE                     + 66.58%                     + 21.99%


                EMERALD SELECT BANKING AND FINANCE FUND - CLASS A

                                                          AVERAGE ANNUAL TOTAL
                                                         RETURN SINCE INCEPTION
                                   1 YEAR                   FEBRUARY 18, 1997
                                    ENDED                        THROUGH
 SALES LOAD                     JUNE 30, 2000                 JUNE 30, 2000
 ----------                     -------------                 -------------
    4.75%                       - 19.92%                        +   3.29%

    NONE                        - 15.91%                        +   4.80%





                    EMERALD SELECT TECHNOLOGY FUND - CLASS A

                                                           AVERAGE ANNUAL TOTAL
                                                          RETURN SINCE INCEPTION
                          1 YEAR                             OCTOBER 31, 1997
                           ENDED                                  THROUGH
 SALES LOAD            JUNE 30, 2000                           JUNE 30, 2000
 ----------           --------------                           -------------
    4.75%                  +137.07%                              + 48.75%

    NONE                    +148.95%                             + 51.50%

           Total return data ("Non-Standardized Return") may also be presented from time to time. The calculation of each Fund's "total return" uses some of the same factors as the calculation of the average annual total return, but does not average the rate of return on an annual basis. Total return measures the cumulative (rather than average) change in value of a hypothetical investment in a Fund over a stated period. Total return is stated as follows:

                               P(1 + T)(n)  = ERV

           Both methods of total return calculation assume: (i) deduction of the Fund's maximum sales charge, if applicable, and (ii) reinvestment of all Fund distributions at net asset value on the respective date. Average annual total return and total return calculation is a measurement of past performance, and is not indicative of future results. Share prices will fluctuate so that an investor's shares in the Fund may be worth more or less than their original purchase cost when redeemed.

           Each Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund ratings services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, of broad groups of comparable mutual funds or of unmanaged indices (such as the Standard & Poor's 500, Dow Jones Industrial Average, NASDAQ Composite, Russell 2000, Wilshire 5000 or Wilshire 4500 indices), which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

                              FINANCIAL STATEMENTS

           The Schedule of Investments as of June 30, 2000; the Statement of Assets and Liabilities as of June 30, 2000; the Statement of Operations for the fiscal year ended June 30, 2000; the Statement of Changes in Net Assets for the fiscal years ended June 30, 2000 and 1999 for the Growth Fund (formerly the HomeState PA Growth Fund), the Banking and Finance Fund (formerly the HomeState Select Opportunities Fund) and the Technology Fund (formerly the HomeState Year 2000 Fund); the Financial Highlights for the fiscal years ended June 30, 2000, 1999, 1998, 1997 and 1996, for the Growth Fund, for the fiscal years ended June 30, 2000, 1999 and 1998 and 1997 for the Banking and Finance Fund and for the fiscal years ended June 30, 2000, 1999 and 1998 for the Technology Fund; and the Notes to the Financial Statements and the Report of Independent Accountants, each of which is included in the Annual Report to the shareholders of the Funds as of and for the fiscal year ended June 30, 2000, are incorporated herein by reference from the Form N-30D filed with the Securities and Exchange Commission on September 7, 2000. The Funds' Semi-Annual Report dated December 31, 2000, which contains the similar information, updated as of December 31, 2000 and which is unaudited, is also incorporated herein by reference from the Form N-30D filed with the Securities and Exchange Commission on March 9, 2001.

                                   APPENDIX A:
                             DESCRIPTION OF RATINGS

Following are descriptions of investment securities ratings from Moody's Investor Services ("Moody's") and Standard & Poor's Corporation ("S & P"). See pages 4 and 5 of this Statement for how these ratings relate to investments in the Funds' portfolio.

I. COMMERCIAL PAPER RATINGS:

         A. Moody's: Issuers rated Prime-1 have a superior capacity, issuers rated Prime-2 have a strong capacity, and issuers rated Prime-3 have an acceptable capacity for the repayment of short-term promissory obligations.

      B. S & P: Issues rated A are the highest quality obligations. Issues in this category are regarded as having the greatest capacity for timely payment. For issues designated A-1 the degree of safety regarding timely payment is very strong. For issues designated A-2 the capacity for timely payment is also strong, but not as high as for A-1 issues. Issues designated A-3 have a satisfactory capacity for timely payment.

II. CORPORATE BOND RATINGS:

      A.   Moody's:
           Aaa - Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

           Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there maybe other elements present which make the long term risks appear somewhat larger than in Aaa securities.

           A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

           Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

These categories are considered to be of "Investment Grade" by Moody's. Moody's applies numerical modifiers "1," "2," and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      B.   S & P:
           AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal & interest.

           AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

           A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

           BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

S & P classifies corporate bonds of these ratings to be of "Investment Grade." Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

III. PREFERRED STOCK RATINGS:

           Both Moody's and S & P use the same designations for corporate bonds as they do for preferred stock except in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks, the relative quality descriptions are comparable to those described above for corporate bonds.

Ratings by Moody's and S & P represent their respective opinions as to the investment quality of the rated obligations. These ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due, but rather serve as a general guide in comparing prospective investments.

                                   APPENDIX B

                    OPTIONS AND SHORT SELLING STRATEGIES FOR
                 THE EMERALD SELECT BANKING AND FINANCE FUND AND
                       THE EMERALD SELECT TECHNOLOGY FUND


           REGULATION OF THE USE OF OPTIONS STRATEGIES. In managing the Banking and Finance Fund and the Technology Fund, the Adviser may engage in certain options and short selling strategies to hedge various market risks or to enhance potential gain. Certain special characteristics of and risks associated with using these instruments are discussed below. Use of options and short selling is subject to applicable regulations of the SEC, the several options exchanges upon which these instruments may be traded, and the various state regulatory authorities. The Board of Trustees has adopted investment guidelines (described below) reflecting those option trading regulations. The discussion below relates to each of the two Funds unless otherwise noted.

           COVER FOR OPTIONS STRATEGIES. The Fund will not use leverage in their options strategies. Accordingly, the Fund will comply with guidelines established by the SEC with respect to coverage of these strategies and will either (1) set aside liquid, unencumbered, daily marked-to-market assets in a segregated account with the Fund's custodian in the prescribed amount; or (2) hold securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options used for cover cannot be sold or closed out while the strategy is outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

           OPTIONS STRATEGIES. The Fund may purchase and write (sell) options on securities and securities indices that are traded on U.S. exchanges and in the over-the-counter ("OTC") market. Currently, options on debt securities are primarily traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its contra-party with no clearing organization guarantee unless the parties provide for it. Thus, when the Fund purchases an OTC option, it relies on the dealer from which it has purchased the OTC option to make or take delivery of the securities underlying the option. Failure by the dealer to do so would result in the loss of any premium paid by the Fund as well as the loss of the expected benefit of the transaction. Accordingly, before the Fund purchases or sells an OTC option, the Adviser assesses the creditworthiness of each counterparty and any guarantor or credit enhancement of the counterparty's credit to determine whether the terms of the option are likely to be satisfied.

           The Fund may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Fund to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.

           The Fund may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Fund to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Fund below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Fund realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.

           The Fund may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Fund may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the Adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Fund purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.

           The Fund may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Fund declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Fund. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Fund will be obligated to sell the security at less than its market value.

           Securities used to cover OTC call options written by the Fund are considered illiquid and therefore subject to the Fund's limitations on investing in illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC options it writes for a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure is considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The Fund could lose the ability to participate in an increase in the value of the underlying securities above the exercise price because the increase would likely be offset by an increase in the cost of closing out the call option (or could be negated if the buyer chose to exercise the call option at an exercise price below the current market value).

           The Fund may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Fund will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Fund would expect to suffer a loss.

           The Fund may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of an index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which the Fund invests. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of indexes on which options are purchased or written.

           The Fund may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Fund would enter into a long straddle when the Adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Fund would enter into a short straddle when the Adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Fund will set aside cash and/or liquid, high-grade debt securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

           The Fund may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Fund the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Fund holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Fund holds a put warrant and the value of the underlying index falls, the Fund will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Fund holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Fund holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Fund does not exercise an index warrant prior to its expiration, then the Fund loses the amount of the purchase price that it paid for the warrant.

           The Fund will normally use index warrants as it may use index options. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at any time or in any quantity.

           OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Fund has adopted the following investment guidelines to govern its use of such strategies; these guidelines may be modified by the Board of Trustees without shareholder approval:

         (1) the Fund will write only covered options, and each such option will remain covered so long as the Fund is obligated under the option; and

         (2) the Technology Fund will not write put or call options having aggregate exercise prices greater than 25% of its net assets and the Banking and Finance Fund will not write put or call options having aggregate exercise prices of 5% or greater of its net assets.

           These guidelines do not apply to options attached to or acquired with or traded together with their underlying securities and do not apply to securities that incorporate features similar to options.

           SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Fund may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Fund may sell an option of the same series as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Fund is unable to effect a closing purchase transaction with respect to options it has acquired, the Fund will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Fund may experience material losses due to losses on the option transaction itself and in the covering securities.

         In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

         (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index and general market conditions. For this reason, the successful use of options depends upon Adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

         (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Fund is exercised or unless a closing transaction is effected with respect to that position, the Fund will realize a loss in the amount of the premium paid and any transaction costs.

         (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume. Closing transactions may be effected with respect to options traded in the OTC markets only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund will enter into OTC options with dealers that agree to enter into, and that are expected to be capable of entering into, closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the contra-party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, which would result in the Fund having to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.

         (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Fund writes a call option on an index, the Fund will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Fund holds an index option and exercises it before the closing index value for that day is available, the Fund runs the risk that the level of the underlying index may subsequently change. The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

SHORT-SELLING
           If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of a security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. As a hedging technique, the Fund may purchase options to buy securities sold short by the Fund. Such options would lock in a future purchase price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund. Short-selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. In addition, the technique could result in higher operating costs for the Fund and have adverse tax effects for the investor. Investors should consider the risks of such investments before investing in the Fund.

         Whenever the Fund effects a short sale, it will set aside in segregated accounts cash, U.S. Government Securities or other liquid assets equal to the difference between (i) the market value of the securities sold short; and (ii) any cash or U.S. Government Securities required to be deposited with the broker in connection with the short sale (but not including the proceeds of the short sale.) Until the Fund replaces the security it borrowed to make the short sale it must maintain daily the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 25% of the value of the Technology Fund's, or 5% or more of the value of the Banking and Finance Fund's total net assets will be, when added together, (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales.

                              EMERALD MUTUAL FUNDS

Emerald Growth Fund
Emerald Select Banking and Finance Fund
Emerald Select Technology Fund
--------------------------------------------------------------------

P.O. Box 10666
1703 Oregon Pike
Lancaster, PA 17605-0666

INVESTMENT ADVISER
GENERAL FUND INFORMATION
EMERALD ADVISERS, INC.
P.O. Box 10666
Lancaster, PA 17605-0666


DISTRIBUTOR
RAFFERTY CAPITAL MARKETS, LLC
1311 Mamaroneck Avenue
White Plains, NY 10605


Administrator
Transfer Agent and
ACCOUNTING AGENT
FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. Box 701
615 E. Michigan Street
Milwaukee, WI 53201-0701

CUSTODIAN
FIRSTAR BANK, N.A.
425 Walnut Street
Cincinnati, OH 45202

LEGAL COUNSEL
DUANE, MORRIS & HECKSCHER LLP
305 North Front Street
Harrisburg, PA 17108

INDEPENDENT ACCOUNTANT
PRICEWATERHOUSECOOPERS LLP
100 E. Wisconsin Avenue
Milwaukee, WI 53202

PART C:              OTHER INFORMATION



Item 23.     Exhibits

(a)(1) The HomeState Group's (the "Registrant") Declaration of Trust, dated August 26, 1992 and Joinder of Additional Trustees (Incorporated by reference to Exhibit 23(a)(1) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(a)(2) Addendum 2 to the Declaration of Trust, dated August 1, 1997 (Incorporated by reference to Exhibit 23(a)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(a)(3) Amendment to the Declaration of Trust dated August 31, 1998 restating Addendum 1 thereto (Incorporated by reference to Exhibit 23(a)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(b)          None.

(c)          Form of Certificate of Common Stock. (Incorporated by reference to
             Exhibit 4 to Pre-Effective Amendment No. 3 to this Registration Statement filed with the Commission on September 22, 1992.)

(d)(1) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Pennsylvania Growth Fund, and Emerald Advisers, Inc., dated September 1, 1992 (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to this Registration Statement filed with the Commission on November 27, 1996.)

(d)(2) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Select Banking and Finance Fund, and Emerald Advisers, Inc., dated September 1, 1992 (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5 to this Registration Statement filed with the Commission on November 27, 1996.)

(d)(3) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Year 2000 ("Y2K") Fund, and Emerald Advisers, Inc., dated September 11, 1997 (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 8 to this Registration Statement filed with the Commission on September 15, 1997.)

(e) Distribution Agreement between the Registrant and Rafferty Capital Markets, Inc., dated May 19, 1998 (Incorporated by reference to Exhibit 23(e) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(f)          None.

(g)(1) Custodian Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(g)(1) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(g)(2) Firstar Trust Company Mutual Fund Services Fee Schedules for Registrant (Incorporated by reference to Exhibit 23(g)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(1) Transfer Agent Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(2) Fund Administration Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(2) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20,
             1998)

(h)(3) Fund Account Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to
             Exhibit 23(h)(3) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(4) Fulfillment Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(4) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(i)          Not Applicable

(j)          Consent of Independent Accountants.

(k)          Financial Statements for the period ended December 31, 2000 for
             The Emerald HomeState Pennsylvania Growth Fund, The Emerald Select Banking and Finance Fund and The Emerald Select Technology Fund are Incorporated by Reference to the Form N-30D filed on March
             9, 2001. Financial Statements for the year ended June 30, 2000 for The HomeState Pennsylvania Growth Fund, The HomeState Select Banking and Finance Fund, and The HomeState Select
             Technology Fund are Incorporated by Reference to the Form
             N-30D filed on September 7, 2000.

(l)(1) Initial Capital Agreement (Incorporated by Reference to Exhibit 13 to Post-Effective Amendment No. 9 to this Registration Statement filed on October 30, 1997.)

    (2) Initial Capital Agreement for HomeState Pennsylvania Growth Fund, the HomeState Banking and Finance Fund and the Select Technology Fund - C Shares (Incorporated by Reference to Exhibit 23 (1)(2) to Post-Effective Amendment No. 13 to this Registration Statement filed on May 1, 2000.)

(m)(1) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund -A Shares (Incorporated by Reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)

   (2) Rule 12b-1 Plan for The Select Banking and Finance Fund - A shares (Incorporated by Reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to this Registration
             Statement filed on November 27, 1996.)

   (3) Rule 12b-1 Plan for the Select Technology Fund - A Shares (Incorporated by Reference to Exhibit 15(c) to
             Post-Effective Amendment No. 8 to this Registration
             Statement filed on September 15, 1997.)

   (4) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund, Banking and Finance and Select Technology Funds - C Shares (Incorporated by Reference to Exhibit 23(m)(4) to
             Post-Effective Amendment No.13 to this Registration
             Statement filed on May 1, 2000.)

(n)          None.

(o)          None.

(p) Code of Ethics (Incorporated by Reference to Exhibit 23(p) to the Post-Effective Amendment No. 12 to this Registration Statement filed with the Commission on December 31, 1999.)


ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS
               None.


ITEM 25.     INDEMNIFICATION

           The Declaration of Trust incorporated by reference to Exhibit 23(a)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998 provides for indemnification of Trustees, as set forth in Section 13 thereof.

           The Distribution Agreement incorporated by reference to Exhibit 23(e) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998 provides for indemnification of Rafferty Capital Markets, Inc., its officers and directors and any person who controls Rafferty Capital Markets, Inc.

           The Registrant has in effect a directors' and officers' liability policy covering specific types of errors and omissions.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Distribution Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.             BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

           As Emerald Advisers, Inc. is a wholly-owned corporation (incorporated on November 14, 1991), each director and officer of the corporation has held various positions with other companies prior to the founding of Emerald Advisers, Inc. Information as to the directors and officers of Emerald Advisers, Inc. is included in its Form ADV filed on November 14, 1991, and most recently supplemented on February 28, 2001, with the Securities and Exchange Commission (File No. 801-40263) and is incorporated herein by reference.


ITEM 27.             PRINCIPAL UNDERWRITERS

           (a) Investment Companies for which Rafferty Capital Markets, Inc. also acts a principal underwriter: Potomac Funds, Badgley Funds (as of August 17, 1998).

           (b) The following table sets forth certain information for each director, officer or partner of Rafferty Capital Markets, Inc., the principal underwriter of the Funds.


--------------------------------------------------------------------------------
       (1)                             (2)                       (3)
--------------------------------------------------------------------------------
 Name and Principal          Positions and Offices     Positions and Officers
  Business Address           with Rafferty Capital     with Funds
                             Markets, Inc.
--------------------------------------------------------------------------------
Lawrence Rafferty            Owner                     Partner of Potomac Funds,
550 Mamaroneck Avenue                                  Not Involved with other
Harrison, NY  10528                                    Fund Duties
--------------------------------------------------------------------------------
Thomas Mulrooney             President                 General Securities
550 Mamaroneck Avenue                                  Principal
Harrison, NY  10528
--------------------------------------------------------------------------------
Derek Park                   Senior Vice President     General Securities
550 Mamaroneck Avenue                                  Principal
Harrison, NY  10528
--------------------------------------------------------------------------------
Brendan Moyna                Vice President            Series 7 Representative
550 Mamaroneck Avenue
Harrison, NY  10528
--------------------------------------------------------------------------------
Richard Buhr                 Head Trader               None
550 Mamaroneck Avenue
Harrison, NY  10528
--------------------------------------------------------------------------------

Philip Harding               Vice President            Series 7 Representative
550 Mamaroneck Avenue
Harrison, NY  10528
--------------------------------------------------------------------------------

ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS.

           Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by Firstar Trust Company, P.O. Box 701, 615 E. Michigan Street, Milwaukee, WI 53201-0701. Records relating to the duties of the Registrant's custodian are maintained by Firstar Trust Company, P.O. Box 701, 615 E. Michigan Street, Milwaukee, WI 53201-0701.



ITEM 29.              MANAGEMENT SERVICES
           None.


ITEM 30.             UNDERTAKINGS
           Not Applicable

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                               SIGNATURES

           Pursuant to the requirements of the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lancaster, and the Commonwealth of Pennsylvania on the 28th Day of June, 2001.

                               The HomeState Group
                               By: /s/ SCOTT L. REHR
                               ---------------------------------
                                          Scott L.  Rehr
                               President and Trustee

           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Bruce E. Bowen                 Trustee                June 28, 2001

Kenneth G. Mertz II, C.F.A.    Trustee, Vice          June 28, 2001
                               President and
                               Chief Investment
                               Officer

Daniel W. Moyer IV             Trustee, Vice          June 28, 2001
                               President and
                               Secretary

Scott C. Penwell               Trustee                June 28, 2001

Scott L. Rehr                  Trustee and            June 28, 2001
                               President

Dr. H.J. Zoffer                Trustee                June 28, 2001

Dated: June 28, 2001
By: /s/ Scott L. Rehr
    ----------------------
    Scott L.  Rehr
    President and Trustee
    (Power of Attorney*)

           * (Incorporated by Reference to the Signature Page of Post-Effective Amendment No. 9 to this Registration Statement filed with the Commission on October 30, 1997.)

                                  EXHIBIT INDEX
                                  -------------
Exhibit
Page
No.                            Description of Exhibit
---                            ----------------------
No.
(a)(1) The HomeState Group's (the "Registrant") Declaration of Trust, dated August 26, 1992 and Joinder of Additional Trustees (Incorporated by reference to Exhibit 23(a)(1) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(a)(2) Addendum 2 to the Declaration of Trust, dated August 1, 1997 (Incorporated by reference to Exhibit 23(a)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(a)(3) Amendment to the Declaration of Trust dated August 31, 1998 restating Addendum 1 thereto (Incorporated by reference to
                  Exhibit 23(a)(1) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20,
                  1998)

(b)               None.

(c) Form of Certificate of Common Stock. (Incorporated by reference to Exhibit 4 to Pre-Effective Amendment No. 3 to this Registration Statement filed with the Commission on September 22, 1992.)

(d)(1) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Pennsylvania Growth Fund, and Emerald Advisers, Inc., dated September 1, 1992 (Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to this Registration Statement filed with the Commission on November 27, 1996.)

(d)(2) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Select Banking and Finance Fund, and Emerald Advisers, Inc., dated September 1, 1992 (Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 5 to this Registration Statement filed with the Commission on November 27, 1996.)

(d)(3) Investment Advisory Agreement between the Registrant, on behalf of The HomeState Year 2000 ("Y2K") Fund, and Emerald Advisers, Inc., dated September 11, 1997 (Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 8 to this Registration Statement filed with the Commission on September 15, 1997.)

(e) Distribution Agreement between the Registrant and Rafferty Capital Markets, Inc., dated May 19, 1998 (Incorporated by reference to Exhibit 23(e) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(f)               None.

(g)(1) Custodian Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(g)(1) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(g)(2) Firstar Trust Company Mutual Fund Services Fee Schedules for Registrant (Incorporated by reference to Exhibit 23(g)(2) to the Post-Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(1) Transfer Agent Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(1) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(2) Fund Administration Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(2) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(3) Fund Account Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(3) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(h)(4) Fulfillment Servicing Agreement between the Registrant and Firstar Trust Company dated March 1, 1998 (Incorporated by reference to Exhibit 23(h)(4) to the Post- Effective No. 10 to this Registration Statement filed with the Commission on August 20, 1998)

(i)               Not Applicable

(j)               Consent of Independent Accountants

(k) Financial Statements for the period ended December 31, 2000 for The Emerald HomeState Pennsylvania Growth Fund, The Emerald Select Banking and Finance Fund and The Emerald Select Technology Fund are Incorporated by Reference to the Form N-30D filed on March 9, 2001. Financial Statements for the year ended June 30, 2000 for The HomeState Pennsylvania Growth Fund, The HomeState Select Banking and Finance Fund, and The HomeState Select Technology Fund are Incorporated by Reference to the Form N-30D filed on September 7, 2000.

(l)(1)            Initial Capital Agreement (Incorporated by Reference to
                  Exhibit 13 to Post-Effective Amendment No. 9 to this Registration Statement filed on October 30, 1997.)

   (2) Initial Capital Agreement for HomeState Pennsylvania Growth Fund, the HomeState Banking and Finance Fund and the Select Technology Fund - C Shares (Incorporated by Reference to
                  Exhibit 23 (1)(2) to Post-Effective Amendment No. 13 to this Registration Statement filed on May 1, 2000.)

(m)(1) Rule 12b-1 Plan for The HomeState Pennsylvania Growth Fund - A Shares (Incorporated by Reference to Exhibit 15(a) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)

   (2) Rule 12b-1 Plan for The HomeState Banking and Finance Fund - A Shares (Incorporated by Reference to Exhibit 15(b) to Post-Effective Amendment No. 5 to this Registration Statement filed on November 27, 1996.)

   (3) Rule 12b-1 Plan for the Select Technology Fund - A Shares (Incorporated by Reference to Exhibit 15(c) to Post-Effective Amendment No. 8 to this Registration Statement filed on September 15, 1997.)

   (4) Rule 12b-1 Plan for The HomeState Pennsylvania Growth, Banking and Finance and Select Technology Funds - C Shares (Incorporated by Reference to Exhibit 23(m)(4) to Post-Effective Amendment No.13 to this Registration Statement filed on May 1, 2000.)

(n)               None.

(p) Code of Ethics (Incorporated by Reference to Exhibit 23(p) to the Post-Effective Amendment No. 12 to this Registration Statement filed with the Commission on December 31, 1999.)

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in this Registration Statement on Form N-1A of our report dated August 9, 2000, relating to the financial statements and financial highlights which appears in the June 30, 2000 Annual Report to Shareholders of Emerald Growth Fund (formerly known as HomeState Pennsylvania Growth Fund), Emerald Select Banking and Finance Fund (formerly known as HomeState Select Banking and Finance Fund) and Emerald Select Technology Fund (formerly known as HomeState Select Technology Fund) (the three series funds comprising The HomeState Group), which is also incorporated by reference into the Registration Statement. We also consent to the references to us under the headings "Financial Highlights" and "Independent Accountants" in such Registration Statement.


PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
June 29, 2001





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